UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Ginnie Mae Fund

April 30, 2009

1.800337.105

MOG-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 104.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.1%
3.891% 2/1/33 (e)	$ 254	$ 257
3.963% 1/1/35 (e)	4,230	4,294
3.982% 6/1/34 (e)	5,725	5,760
4.078% 9/1/33 (e)	1,962	1,980
4.108% 5/1/35 (e)	49,676	50,317
4.122% 1/1/35 (e)	3,391	3,461
4.182% 5/1/34 (e)	2,686	2,722
4.186% 8/1/34 (e)	1,483	1,513
4.201% 10/1/33 (e)	2,035	2,044
4.21% 8/1/34 (e)	1,318	1,339
4.244% 11/1/34 (e)	8,372	8,510
4.295% 3/1/33 (e)	132	134
4.324% 7/1/35 (e)	1,050	1,067
4.347% 11/1/34 (e)	40,716	41,543
4.361% 9/1/35 (e)	7,836	8,015
4.402% 7/1/35 (e)	15,797	16,040
4.424% 7/1/36 (e)	605	615
4.491% 7/1/35 (e)	122	123
4.501% 10/1/33 (e)	104	105
4.512% 11/1/36 (e)	1,035	1,061
4.541% 10/1/35 (e)	11,775	12,009
4.544% 3/1/37 (e)	10,114	10,367
4.548% 10/1/33 (e)	247	252
4.595% 3/1/35 (e)	52	52
4.647% 4/1/35 (e)	301	308
4.708% 7/1/35 (e)	6,686	6,831
4.713% 8/1/33 (e)	290	294
4.715% 11/1/35 (e)	21,927	22,599
4.739% 8/1/35 (e)	1,416	1,445
4.739% 10/1/35 (e)	4,810	4,903
4.765% 2/1/34 (e)	82	84
4.772% 3/1/35 (e)	1,019	1,040
4.808% 7/1/34 (e)	2,062	2,113
4.809% 2/1/36 (e)	3,784	3,885
4.826% 10/1/34 (e)	2,935	2,974
4.841% 3/1/34 (e)	4,170	4,262
4.851% 3/1/33 (e)	736	752
4.871% 9/1/34 (e)	425	434
4.893% 8/1/35 (e)	3,215	3,323
4.907% 5/1/35 (e)	2,267	2,315
4.909% 1/1/35 (e)	1,028	1,048
4.959% 9/1/36 (e)	2,207	2,265
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.967% 7/1/34 (e)	$ 126	$ 127
5.075% 4/1/35 (e)	4,422	4,548
5.085% 9/1/34 (e)	269	273
5.15% 6/1/35 (e)	1,189	1,201
5.185% 3/1/35 (e)	162	166
5.31% 12/1/34 (e)	353	358
5.352% 11/1/36 (e)	3,179	3,238
5.492% 9/1/34 (e)	1,463	1,520
5.498% 6/1/47 (e)	723	744
5.5% 11/1/13 to 3/1/38	31,288	32,600
5.756% 4/1/36 (e)	4,026	4,182
5.844% 3/1/36 (e)	3,232	3,379
6.4% 7/1/36 (e)	6,653	6,935
6.5% 10/1/17 to 12/1/24	3,440	3,666
6.5% 5/12/39 (a)	8,000	8,474
7% 11/1/16 to 3/1/17	1,369	1,451
7.5% 7/1/09 to 4/1/17	896	943
8.5% 12/1/27	184	198
9.5% 9/1/30	16	18
10.25% 10/1/18	8	9
11.5% 5/1/14 to 7/1/15	20	22
12.5% 7/1/14 to 7/1/16	40	44
13.25% 9/1/11	20	22
		308,573
Freddie Mac - 1.9%
3.758% 5/1/35 (e)	2,645	2,681
4.02% 6/1/33 (e)	1,257	1,268
4.202% 6/1/33 (e)	3,687	3,746
4.485% 1/1/35 (e)	3,553	3,622
4.486% 5/1/35 (e)	642	654
4.499% 3/1/34 (e)	3,947	4,008
4.499% 7/1/35 (e)	1,699	1,722
4.583% 6/1/33 (e)	3,712	3,811
4.707% 11/1/35 (e)	1,608	1,639
4.809% 5/1/35 (e)	2,655	2,731
4.941% 1/1/35 (e)	3,691	3,779
4.946% 3/1/35 (e)	5,778	5,918
5.045% 12/1/35 (a)(e)	13,940	14,483
5.05% 7/1/36 (e)	3,387	3,432
5.087% 9/1/36 (e)	30,252	31,143
5.15% 10/1/35 (e)	4,927	5,045
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.159% 10/1/33 (e)	$ 2,724	$ 2,791
5.21% 12/1/35 (e)	1,799	1,857
5.233% 10/1/35 (e)	1,753	1,796
5.308% 3/1/33 (e)	49	50
5.332% 8/1/34 (e)	591	607
5.414% 10/1/36 (e)	1,696	1,755
5.474% 3/1/37 (e)	603	617
5.5% 11/1/17 to 1/1/25	9,735	10,126
5.636% 4/1/36 (e)	1,891	1,961
5.798% 11/1/36 (e)	6,147	6,390
5.846% 5/1/37 (e)	545	564
8.5% 5/1/17 to 6/1/25	41	44
9% 1/1/17 to 4/1/21	25	27
9.5% 7/1/30	71	80
10% 8/1/10 to 7/1/19	150	165
10.25% 11/1/09 to 11/1/16	14	15
10.5% 5/1/10	0*	0*
11.25% 2/1/10	1	1
12% 5/1/10 to 6/1/15	37	41
12.5% 11/1/12 to 5/1/15	42	47
13% 5/1/14 to 11/1/14	7	8
13.5% 1/1/13 to 12/1/14	4	4
		118,628
Government National Mortgage Association - 97.5%
3.5% 3/20/34	993	942
3.625% 3/20/35 (e)	676	676
3.625% 4/20/35 (e)	498	503
3.625% 4/20/35 (e)	7,177	7,243
3.625% 5/20/35 (e)	1,475	1,487
3.625% 5/20/35 (e)	7,994	8,061
3.625% 6/20/35 (e)	1,261	1,271
3.75% 4/20/34 (e)	13,677	13,815
3.75% 10/20/35 (e)	3,136	3,175
4% 11/20/33	1,303	1,303
4.25% 7/20/34 (e)	590	603
4.25% 7/20/34 (e)	1,956	2,003
4.5% 7/20/33 to 4/20/34	44,366	45,299
4.5% 9/20/34 (e)	2,604	2,668
4.5% 6/20/35 (e)	2,232	2,267
4.5% 5/19/39 (a)	44,000	44,885
4.5% 5/19/39 (a)	10,000	10,201
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.5% 5/19/39 (a)	$ 26,000	$ 26,523
4.5% 5/19/39 (a)	15,000	15,302
4.5% 5/19/39 (a)	8,000	8,161
4.5% 5/19/39 (a)	15,000	15,277
4.625% 5/20/34 (e)	882	904
5% 8/15/18 to 4/15/39 (d)	367,054	381,649
5% 5/1/39 (a)(b)	40,000	41,389
5% 5/1/39 (a)(b)	12,000	12,400
5% 5/1/39 (a)	12,000	12,417
5% 5/19/39 (a)	69,000	71,397
5% 5/19/39 (a)	10,000	10,347
5% 5/19/39 (a)	90,900	94,057
5% 5/19/39 (a)	10,000	10,347
5% 5/19/39 (a)	12,000	12,400
5% 5/19/39 (a)(b)	54,000	55,801
5% 5/19/39 (a)	16,000	16,534
5% 5/19/39 (a)	105,000	108,647
5% 5/19/39 (a)	2,000	2,069
5% 5/19/39 (a)	3,000	3,104
5% 5/19/39 (a)	3,000	3,104
5% 5/19/39 (a)	3,000	3,104
5% 5/19/39 (a)	2,000	2,069
5% 5/19/39 (a)	2,000	2,069
5.5% 12/20/18 to 4/15/39 (d)	1,480,240	1,545,609
5.5% 8/20/38 (e)	16,111	16,896
5.5% 5/19/39 (a)(b)	198,000	205,487
5.5% 5/19/39 (a)(b)	105,000	108,970
5.5% 5/19/39 (a)(b)	142,000	147,369
5.5% 5/19/39 (a)	10,000	10,378
5.5% 5/19/39 (a)	83,000	86,138
5.5% 5/19/39 (a)	85,000	88,214
5.5% 5/19/39 (a)	15,000	15,567
5.5% 5/19/39 (a)(b)	58,000	60,193
5.5% 5/19/39 (a)	6,000	6,227
5.5% 5/19/39 (a)	20,000	20,756
5.5% 5/19/39 (a)	5,000	5,194
5.5% 5/19/39 (a)	5,000	5,194
5.5% 5/19/39 (a)	6,000	6,233
5.5% 5/19/39 (a)	6,000	6,233
5.5% 5/19/39 (a)	5,000	5,194
5.5% 5/19/39 (a)	5,000	5,194
5.5% 5/19/39 (a)	10,000	10,378
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.75% 8/20/35 (e)	$ 312	$ 325
6% 8/15/17 to 4/15/39	1,672,343	1,759,277
6% 5/19/39 (a)	10,000	10,425
6% 5/19/39 (a)	22,000	22,964
6% 5/19/39 (a)	6,000	6,255
6% 5/19/39 (a)	7,000	7,307
6% 5/19/39 (a)	8,000	8,351
6% 5/19/39 (a)	7,000	7,307
6% 5/19/39 (a)	5,000	5,219
6% 5/19/39 (a)	6,000	6,263
6% 5/19/39 (a)	20,000	20,850
6% 5/19/39 (a)	7,000	7,293
6.45% 10/15/31 to 11/15/32	1,673	1,780
6.5% 4/15/23 to 2/15/39	493,526	523,133
7% 10/20/16 to 9/20/34	82,973	89,067
7.25% 9/15/27	136	146
7.395% 6/20/25 to 11/20/27	1,483	1,599
7.5% 5/15/17 to 9/20/32	33,314	35,740
8% 8/15/18 to 7/15/32	8,666	9,269
8.5% 9/15/09 to 2/15/31	2,663	2,878
9% 3/15/10 to 5/15/30	1,263	1,389
9.5% 12/20/15 to 4/20/17	402	443
10.5% 1/15/14 to 10/15/18	487	546
13% 2/15/11 to 1/15/15	80	91
13.5% 7/15/10 to 1/15/15	9	10
		5,938,824
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,248,779)		6,366,025
Collateralized Mortgage Obligations - 9.8%

U.S. Government Agency - 9.8%
Fannie Mae:
floater Series 2007-95 Class A1, 0.6875% 8/27/36 (e)	16,865	15,584
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	3,189	183
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,919	2,002
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (f)	2,128	248
Series 339 Class 5, 5.5% 7/1/33 (f)	3,422	329
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 343 Class 16, 5.5% 5/1/34 (f)	$ 2,496	$ 238
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.7513% 4/15/17 (e)	1,784	1,770
Series 3094 Class UF, 0% 9/15/34 (e)	909	874
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	3,002	3,321
Series 2787 Class OI, 5.5% 10/15/24 (f)	174	0*
Series 40 Class K, 6.5% 8/17/24	1,311	1,406
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	5,665	6,160
Series 2601 Class TI, 5.5% 10/15/22 (f)	12,908	882
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,619
Series 2957 Class SW, 5.5488% 4/15/35 (e)(f)	9,880	606
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	46,575	48,788
Class ZJ, 6% 10/20/32	25,822	27,223
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.7969% 5/20/31 (e)	530	523
Series 2002-41 Class HF, 0.8513% 6/16/32 (e)	612	604
Series 2007-22 Class TC, 0% 4/20/37 (e)	1,301	1,276
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	13,430	14,101
Series 1994-4 Class KQ, 7.9875% 7/16/24	835	923
Series 2000-26 Class PK, 7.5% 9/20/30	2,256	2,466
Series 2002-5 Class PD, 6.5% 5/16/31	717	716
Series 2002-50 Class PE, 6% 7/20/32	17,485	18,467
Series 2003-31 Class PI, 5.5% 4/16/30 (f)	1,289	12
Series 2003-70 Class LE, 5% 7/20/32	44,000	45,447
Series 2004-19:
Class DJ, 4.5% 3/20/34	1,725	1,767
Class DP, 5.5% 3/20/34	3,895	4,116
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,256
Series 2004-98 Class IG, 5.5% 2/20/30 (f)	2,581	14
Series 2005-17 Class IA, 5.5% 8/20/33 (f)	5,288	104
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,612
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,005
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 2005-57 Class PB, 5.5% 7/20/35	$ 5,673	$ 5,840
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,944
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,311
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	631	698
Series 2001-40 Class Z, 6% 8/20/31	6,657	6,999
Series 2001-49 Class Z, 7% 10/16/31	2,851	3,085
Series 2002-18 Class ZB, 6% 3/20/32	6,499	6,806
Series 2002-29:
Class SK, 8.25% 5/20/32 (e)(g)	277	306
Class Z, 6.5% 5/16/32	9,619	10,209
Series 2002-33 Class ZJ, 6.5% 5/20/32	5,696	6,052
Series 2002-42 Class ZA, 6% 6/20/32	4,238	4,471
Series 2002-43 Class Z, 6.5% 6/20/32	10,109	10,710
Series 2002-45 Class Z, 6% 6/20/32	2,392	2,522
Series 2002-49 Class ZA, 6.5% 7/20/32	35,838	37,992
Series 2002-67 Class ZA, 6% 9/20/32	91,091	96,018
Series 2003-7 Class VP, 6% 11/20/13	3,318	3,337
Series 2003-75 Class ZA, 5.5% 9/20/33	6,793	6,981
Series 2004-65 Class VE, 5.5% 7/20/15	3,816	4,022
Series 2004-86 Class G, 6% 10/20/34	6,273	6,552
Series 2005-28 Class AJ, 5.5% 4/20/35	29,256	30,633
Series 2005-47 Class ZY, 6% 6/20/35	5,032	5,228
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	981
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,572
Series 1995-6 Class Z, 7% 9/20/25	1,749	1,844
Series 2003-11 Class S, 6.0988% 2/16/33 (e)(f)(g)	8,191	671
Series 2003-92 Class SN, 5.9775% 10/16/33 (e)(f)	24,651	1,606
Series 2004-32 Class GS, 6.0475% 5/16/34 (e)(f)(g)	2,265	172
Series 2004-34 Class SA, 6.1531% 5/20/34 (e)(f)	21,557	1,607
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	972
Series 2006-13 Class DS, 10.4297% 3/20/36 (e)(g)	38,585	38,178
Series 2007-18 Class S, 6.3475% 4/16/37 (e)(f)(g)	37,952	3,338
Series 2007-35 Class SC, 37.485% 6/16/37 (e)(g)	12,975	17,803
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $569,930)		595,102
Commercial Mortgage Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.7065% 1/17/38 (e)(f)	$ 9,612	$ 145
Series 1998-M4 Class N, 0.9616% 2/25/35 (e)(f)	2,812	14
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.0155% 9/16/41 (e)(f)	115,448	1,865
Series 2001-12 Class X, 0.7387% 7/16/40 (e)(f)	32,313	412
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.8029% 9/16/42 (e)(f)	117,504	3,362
Series 2002-62 Class IO, 1.3129% 8/16/42 (e)(f)	66,210	1,705
Series 2002-85 Class X, 1.7101% 3/16/42 (e)(f)	64,570	3,945
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,235)		11,448
Cash Equivalents - 9.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09:
due 5/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,493	3,493
due 5/1/09 (Collateralized by U.S. Government Obligations) #	601,685	601,682
TOTAL CASH EQUIVALENTS (Cost $605,175)		605,175
TOTAL INVESTMENT PORTFOLIO - 124.4% (Cost $7,449,119)		7,577,750
NET OTHER ASSETS - (24.4)%		(1,483,928)
NET ASSETS - 100%		$ 6,093,822
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
147 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 31,979	$ (154)

The face value of futures sold as a percentage of net assets - 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.5175% with Credit Suisse First Boston	Dec. 2018	$ 30,000	$ 1,512
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.695% with Credit Suisse First Boston	Oct. 2010	26,000	(553)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6975% with JPMorgan Chase, Inc.	Jan. 2019	30,000	1,069
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.554% with Credit Suisse First Boston	April 2013	54,000	(2,701)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.03% with Credit Suisse First Boston	Sept. 2013	63,000	(4,460)
		$ 203,000	$ (5,133)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $215,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,789,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$601,682,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 106,717
Barclays Capital, Inc.	17,071
Credit Suisse Securities (USA) LLC	22,174
Deutsche Bank Securities, Inc.	225,338
HSBC Securities (USA), Inc.	170,710
Mizuho Securities USA, Inc.	17,071
Societe Generale, New York Branch	42,601
$ 601,682
$3,493,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,807
Banc of America Securities LLC	319
Barclays Capital, Inc.	962
Deutsche Bank Securities, Inc.	405
$ 3,493
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,577,750	$ -	$ 7,577,750	$ -
Other Financial Instruments*	$ (1,130)	$ (154)	$ (976)	$ -
*Other financial instruments include Futures Contracts, Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 9,063
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,696
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(3,809)
Transfer in/out of Level 3	(7,950)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,449,702,000. Net unrealized appreciation aggregated $128,048,000, of which $150,955,000 related to appreciated investment securities and $22,907,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

April 30, 2009

1.800338.105

GOV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 59.7%
	Principal Amount (000s)	Value (000s)
Other Government Related - 4.0%
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (d)	$ 87,150	$ 86,923
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (d)	40,000	40,084
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,473
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	24,070	24,221
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,641
TOTAL OTHER GOVERNMENT RELATED		256,342
U.S. Government Agency Obligations - 28.0%
Fannie Mae:
1.375% 4/28/11	63,170	63,303
1.75% 3/23/11 (b)	167,400	169,025
1.875% 4/20/12	53,190	53,370
2.75% 3/13/14	18,880	19,091
2.875% 10/12/10	58,835	60,508
3% 7/12/10	5,500	5,633
3.25% 8/12/10 (b)	92,720	95,375
3.625% 8/15/11	22,000	23,085
4.75% 11/19/12	7,255	7,941
4.875% 5/18/12 (b)	53,750	58,644
5.125% 4/15/11 (b)	123,600	132,465
6% 5/15/11	10,130	11,108
Federal Home Loan Bank:
3.625% 9/16/11	3,000	3,147
3.625% 10/18/13 (b)	77,700	81,338
5.125% 8/14/13	1,250	1,390
Freddie Mac:
1.5% 1/7/11	13,550	13,623
2.125% 3/23/12 (b)	74,860	75,638
2.5% 4/23/14	12,390	12,371
3.25% 7/16/10 (b)	87,845	90,242
4.125% 7/12/10	2,000	2,080
4.875% 11/15/13	600	664
4.875% 6/13/18 (g)	17,225	18,956
5% 1/30/14	25,000	27,679
5% 2/16/17	41,000	44,876
5.125% 11/17/17 (b)	105,891	118,018
5.25% 7/18/11 (b)	76,930	83,324
5.75% 1/15/12	73,906	81,988
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
6.875% 9/15/10	$ 153,000	$ 164,379
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,184
6.8% 2/15/12	23,235	24,122
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,860	5,198
6.99% 5/21/16	17,861	20,024
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,368
5.66% 9/15/11 (c)	18,000	19,705
5.685% 5/15/12	24,035	26,773
6.67% 9/15/09	3,500	3,585
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,315
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,997
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,777,532
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bonds:
3.5% 2/15/39	24,565	22,258
4.375% 2/15/38	35,860	37,687
5% 5/15/37	80,200	92,581
6.125% 11/15/27	37,365	47,226
6.125% 8/15/29	37,127	47,395
6.25% 8/15/23	53,500	66,892
6.375% 8/15/27	44,200	57,232
7.25% 5/15/16	132,937	170,502
7.5% 11/15/16	81,988	107,142
8% 11/15/21 (g)	32,294	45,827
9.125% 5/15/18	10,776	15,806
9.875% 11/15/15	47,285	68,116
U.S. Treasury Notes:
0.875% 3/31/11 (e)	5,500	5,498
0.875% 4/30/11	125,368	125,260
1.25% 11/30/10	63,983	64,465
1.375% 4/15/12	3,611	3,612
1.75% 11/15/11	22,521	22,834
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 2/28/14	$ 5,720	$ 5,691
1.875% 4/30/14 (e)	150,909	149,780
2% 11/30/13	25,398	25,509
2.625% 4/30/16	158,450	157,757
2.75% 2/15/19	60,045	58,159
2.875% 6/30/10	92,850	95,349
3.125% 8/31/13	20,625	21,753
3.125% 9/30/13	58,130	61,300
3.375% 7/31/13	28,650	30,546
3.75% 11/15/18	25,801	27,125
4% 2/15/15	44,249	48,408
4.25% 11/15/17	27,475	30,134
4.5% 5/15/17	24,685	27,555
4.625% 8/31/11	593	641
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	9,049
4.75% 8/15/17	12,983	14,707
TOTAL U.S. TREASURY OBLIGATIONS		1,763,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,707,208)		3,797,692
U.S. Government Agency - Mortgage Securities - 36.2%

Fannie Mae - 25.6%
3.891% 2/1/33 (h)	501	505
3.915% 7/1/35 (h)	2,144	2,172
3.994% 3/1/35 (h)	369	372
4% 9/1/13 to 6/1/20	19,584	20,053
4.295% 3/1/33 (h)	184	187
4.302% 3/1/33 (h)	233	237
4.324% 7/1/35 (h)	1,786	1,814
4.402% 7/1/35 (h)	1,992	2,023
4.432% 3/1/35 (h)	874	894
4.491% 7/1/35 (h)	227	230
4.5% 2/1/18 to 9/1/20	20,906	21,672
4.5% 5/18/24 (e)(f)	119,000	122,222
4.5% 5/18/24 (e)	1,000	1,027
4.5% 6/16/24 (e)	50,000	51,215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.501% 10/1/33 (h)	$ 194	$ 196
4.512% 11/1/36 (h)	349	358
4.533% 11/1/33 (h)	1,246	1,286
4.544% 3/1/37 (h)	2,910	2,983
4.548% 10/1/33 (h)	407	415
4.595% 3/1/35 (h)	98	98
4.6% 10/1/33 (h)	427	430
4.647% 4/1/35 (h)	4,107	4,202
4.667% 7/1/35 (h)	862	884
4.702% 2/1/35 (h)	4,234	4,358
4.713% 8/1/33 (h)	542	551
4.715% 11/1/35 (h)	4,286	4,418
4.765% 2/1/34 (h)	157	160
4.786% 7/1/35 (h)	3,441	3,547
4.967% 7/1/34 (h)	238	241
4.987% 2/1/34 (h)	5,193	5,376
4.994% 2/1/35 (h)	3,798	3,866
5% 6/1/14 to 11/1/38	116,523	120,761
5% 5/18/24 (e)(f)	56,000	57,931
5% 5/18/24 (e)(f)	33,000	34,138
5% 5/12/39 (e)	1,000	1,029
5% 5/12/39 (e)	10,000	10,286
5% 5/12/39 (e)	21,000	21,601
5% 5/12/39 (e)(f)	9,000	9,258
5% 5/12/39 (e)(f)	1,000	1,029
5% 5/12/39 (e)(f)	1,000	1,029
5% 5/12/39 (e)(f)	1,000	1,029
5% 6/1/39 (e)	2,000	2,052
5% 6/11/39 (e)	1,000	1,026
5% 6/11/39 (e)	9,000	9,231
5.044% 1/1/37 (h)	4,815	4,943
5.075% 4/1/35 (h)	1,687	1,735
5.085% 9/1/34 (h)	539	547
5.098% 10/1/35 (h)	3,029	3,144
5.101% 3/1/35 (h)	320	324
5.15% 6/1/35 (h)	2,014	2,034
5.166% 8/1/34 (h)	4,547	4,643
5.185% 3/1/35 (h)	325	331
5.256% 5/1/35 (h)	3,988	4,153
5.31% 12/1/34 (h)	679	688
5.336% 7/1/35 (h)	1,535	1,569
5.342% 2/1/37 (h)	2,288	2,359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.444% 8/1/36 (h)	$ 5,004	$ 5,202
5.5% 3/1/12 to 4/1/39 (f)	432,752	451,098
5.5% 5/1/39 (e)(f)	9,000	9,324
5.5% 5/12/39 (e)(f)	32,500	33,672
5.5% 5/12/39 (e)(f)	70,000	72,524
5.516% 4/1/36 (h)	3,838	3,984
5.658% 2/1/36 (h)	2,463	2,554
5.762% 3/1/36 (h)	6,528	6,779
5.823% 6/1/35 (h)	1,613	1,679
5.844% 3/1/36 (h)	6,933	7,248
5.851% 3/1/36 (h)	5,507	5,713
5.869% 5/1/36 (h)	2,266	2,358
5.884% 12/1/36 (h)	3,683	3,849
6% 4/1/12 to 8/1/37 (f)	228,760	241,135
6% 5/1/39 (e)(f)	5,000	5,228
6% 5/12/39 (e)(f)	18,000	18,820
6% 5/12/39 (e)(f)	20,000	20,911
6% 5/12/39 (e)(f)	37,000	38,685
6.003% 4/1/36 (h)	40,051	41,728
6.124% 4/1/36 (h)	3,548	3,691
6.22% 3/1/37 (h)	1,269	1,329
6.229% 5/1/36 (h)	11,610	12,099
6.247% 6/1/36 (h)	604	617
6.5% 2/1/12 to 4/1/37	31,955	33,929
6.5% 5/12/39 (e)(f)	32,000	33,896
6.5% 5/12/39 (e)	10,000	10,593
7% 7/1/13 to 7/1/32	4,444	4,823
7.5% 8/1/10 to 4/1/29	66	70
8.5% 1/1/15 to 7/1/31	408	440
9% 11/1/11 to 5/1/14	389	409
9.5% 11/15/09 to 10/1/20	489	539
11% 8/1/10	2	2
11.25% 5/1/14	5	5
11.5% 6/15/19 to 1/15/21	816	903
12.5% 8/1/15 to 3/1/16	1	1
		1,630,699
Freddie Mac - 6.2%
3.155% 2/1/34 (h)	435	440
3.479% 3/1/35 (h)	1,440	1,462
4% 5/1/19 to 11/1/20	21,105	21,588
4.305% 6/1/35 (h)	801	820
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.485% 1/1/35 (h)	$ 652	$ 665
4.486% 5/1/35 (h)	1,508	1,536
4.5% 8/1/33	3,331	3,398
4.542% 4/1/35 (h)	5,370	5,488
4.633% 4/1/35 (h)	127	130
4.718% 2/1/34 (h)	5,695	5,874
4.751% 9/1/36 (h)	2,630	2,680
4.774% 3/1/35 (h)	2,171	2,200
4.793% 2/1/36 (h)	975	1,008
5% 6/1/09 to 6/1/38	71,834	74,719
5.023% 4/1/35 (h)	523	543
5.076% 7/1/35 (h)	3,167	3,280
5.118% 6/1/35 (h)	2,141	2,219
5.257% 2/1/36 (h)	276	286
5.308% 3/1/33 (h)	93	95
5.483% 1/1/36 (h)	3,568	3,690
5.5% 8/1/14 to 7/1/36 (f)	76,582	80,106
5.5% 5/12/39 (e)(f)	23,000	23,793
5.5% 5/12/39 (e)(f)	14,000	14,483
5.5% 5/12/39 (e)(f)	37,000	38,276
5.52% 1/1/36 (h)	4,665	4,835
5.695% 10/1/35 (h)	1,040	1,092
5.832% 5/1/37 (h)	2,501	2,568
6% 7/1/16 to 9/1/38	32,229	33,929
6.072% 6/1/36 (h)	4,756	4,949
6.251% 7/1/36 (h)	2,467	2,563
6.5% 11/1/10 to 10/1/36	39,341	41,693
6.628% 1/1/37 (h)	7,594	7,953
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,294	1,371
8.5% 5/1/17 to 9/1/29	163	175
9% 11/1/09 to 10/1/20	36	39
9.5% 5/1/17 to 8/1/21	213	233
9.75% 8/1/14	127	140
10% 3/1/10 to 8/1/21	15	16
11% 7/1/13 to 5/1/14	48	53
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	10	11
13% 8/1/10 to 6/1/15	4	5
		390,408
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 4.4%
4.25% 7/20/34 (h)	$ 590	$ 603
5% 2/20/33 to 12/20/36	67,037	69,650
5% 5/19/39 (e)	500	517
5.5% 12/15/33 to 7/20/38	59,778	62,503
5.5% 5/19/39 (e)(f)	3,000	3,113
5.5% 5/19/39 (e)(f)	2,000	2,076
5.5% 5/19/39 (e)(f)	1,000	1,038
5.5% 5/19/39 (e)(f)	1,000	1,038
5.5% 5/19/39 (e)(f)	2,000	2,076
6% 6/15/09 to 1/15/36	107,127	113,006
6% 5/19/39 (e)(f)	3,000	3,128
6% 5/19/39 (e)(f)	2,000	2,085
6.5% 2/15/24 to 10/15/35	17,022	18,129
7% 10/15/26 to 8/15/32	87	94
7.5% 3/15/28 to 8/15/29	110	118
8% 6/15/18 to 12/15/23	1,093	1,166
8.5% 1/15/25	4	4
9% 12/15/09	0*	0*
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	79	89
13.5% 7/15/11	2	2
		280,436
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,241,816)		2,301,543
Asset-Backed Securities - 0.4%

Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,033	5,185
Series 2002-20K Class 1, 5.08% 11/1/22	11,588	12,084
Series 2003-P10B, Class 1 5.136% 8/10/13	5,921	6,131
Series 2004-20H Class 1, 5.17% 8/1/24	3,093	3,236
TOTAL ASSET-BACKED SECURITIES (Cost $25,589)		26,636
Collateralized Mortgage Obligations - 12.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 12.0%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,218	$ 1,303
Series 1993-207 Class H, 6.5% 11/25/23	17,895	19,041
Series 1993-240 Class PD, 6.25% 12/25/13	3,232	3,392
Series 1994-23:
Class PG, 6% 4/25/23	1,068	1,067
Class PZ, 6% 2/25/24	11,167	11,695
Series 1996-28 Class PK, 6.5% 7/25/25	3,354	3,581
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,973
Series 2006-45 Class OP, 6/25/36 (j)	5,287	4,358
Series 2006-62 Class KP, 4/25/36 (j)	11,272	8,995
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,348	2,565
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,601
Series 2003-22 Class IO, 6% 4/25/33 (i)	16,090	1,648
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,219
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	19,841	17,939
Series 384 Class 6, 5% 7/25/37 (i)	23,551	2,430
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.4175% 8/25/31 (h)	557	555
Series 2002-49 Class FB, 1.0469% 11/18/31 (h)	877	864
Series 2002-60 Class FV, 1.4375% 4/25/32 (h)	375	374
Series 2002-75 Class FA, 1.4375% 11/25/32 (h)	768	765
Series 2004-54 Class FE, 1.5875% 2/25/33 (h)	522	522
Series 2007-36:
Class FB, 0.8375% 4/25/37 (h)	34,247	33,842
Class FG, 0.8375% 4/25/37 (h)	6,783	6,704
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,074	5,352
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,581
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,493
Series 2005-102 Class CO, 11/25/35 (j)	5,415	4,483
Series 2006-12 Class BO, 10/25/35 (j)	24,833	20,425
Series 2006-37 Class OW, 5/25/36 (j)	5,951	5,336
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	17,844	18,863
Series 2001-46 Class ZG, 6% 9/25/31	6,463	6,805
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-79 Class Z, 5.5% 11/25/22	$ 12,324	$ 12,802
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,354
Series 2004-3 Class BA, 4% 7/25/17	492	505
Series 2005-117, Class JN, 4.5% 1/25/36	645	583
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,919
Series 2004-19 Class AY, 4% 4/25/19	37,116	36,655
Series 2007-36:
Class GO, 4/25/37 (j)	1,083	879
Class PO, 4/25/37 (j)	2,414	1,959
Class SB, 6.1625% 4/25/37 (h)(i)(k)	31,353	3,053
Class SG, 6.1625% 4/25/37 (h)(i)(k)	14,085	1,164
Series 2007-66 Class SA, 36.975% 7/25/37 (h)(k)	4,279	5,524
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	586	615
Series 3149 Class OD, 5/15/36 (j)	29,509	23,229
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,042	2,153
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4% 2/15/24 (h)	1,017	1,003
planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,544	4,654
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 1.0513% 2/15/32 (h)	515	510
Series 2630 Class FL, 0.9513% 6/15/18 (h)	550	538
Series 3008 Class SM, 7/15/35 (h)	337	305
planned amortization class:
Series 1141 Class G, 9% 9/15/21	327	379
Series 1614 Class L, 6.5% 7/15/23	2,452	2,489
Series 2006-15 Class OP, 3/25/36 (j)	6,707	5,335
Series 2131 Class BG, 6% 3/15/29	42,339	44,529
Series 2356 Class GD, 6% 9/15/16	397	420
Series 2376 Class JE, 5.5% 11/15/16	2,841	2,977
Series 2381 Class OG, 5.5% 11/15/16	2,198	2,309
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,020
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,597
Series 2682 Class LD, 4.5% 10/15/33	777	727
Series 2802 Class OB, 6% 5/15/34	10,455	11,061
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 1,042
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,335
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,470
Series 3077 Class TO, 4/15/35 (j)	14,673	11,901
Series 3110 Class OP, 9/15/35 (j)	13,861	11,288
Series 3119 Class PO, 2/15/36 (j)	16,848	14,520
Series 3121 Class KO, 3/15/36 (j)	5,593	4,585
Series 3123 Class LO, 3/15/36 (j)	10,944	8,680
Series 3145 Class GO, 4/15/36 (j)	9,809	7,809
Series 3151 Class PO, 5/15/36 (j)	10,638	8,593
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,963
Series 2570 Class CU, 4.5% 7/15/17	1,323	1,372
Series 2574 Class HP, 5% 2/15/18	42,150	44,547
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,399
Series 2601 Class TB, 5.5% 4/15/23	869	896
Series 2611 Class CH, 4.5% 5/15/18	37,220	38,516
Series 2617 Class GW, 3.5% 6/15/16	834	832
Series 2677 Class BC, 4% 9/15/18	20,040	20,255
Series 2685 Class ND, 4% 10/15/18	9,064	9,174
Series 2729 Class GB, 5% 1/15/19	9,255	9,809
Series 2770 Class TW, 4.5% 3/15/19	19,670	19,914
Series 2773 Class HC, 4.5% 4/15/19	704	718
Series 2809 Class UA, 4% 12/15/14	944	954
Series 2860 Class CP, 4% 10/15/17	1,408	1,438
Series 2874 Class BC, 5% 10/15/19	43,000	45,527
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,964
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,130
Series 3013 Class VJ, 5% 1/15/14	1,509	1,579
Series 3401 Class EB, 5% 12/15/22	7,495	7,741
Series 2769 Class BU, 5% 3/15/34	5,193	5,174
Series 2863 Class DB, 4% 9/15/14	1,173	1,188
Series 2957 Class SW, 5.5488% 4/15/35 (h)(i)	22,649	1,389
Series 3002 Class SN, 6.0488% 7/15/35 (h)(i)(k)	22,683	1,712
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	7,598	8,024
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class:
Series 2877 Class JC, 5% 10/15/34	$ 1,199	$ 1,226
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,712	3,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $726,111)		766,654
Cash Equivalents - 15.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) #	158,227	158,226
0.18%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (a)	827,712	827,708
TOTAL CASH EQUIVALENTS (Cost $985,934)		985,934
TOTAL INVESTMENT PORTFOLIO - 123.8% (Cost $7,686,658)		7,878,459
NET OTHER ASSETS - (23.8)%		(1,516,079)
NET ASSETS - 100%		$ 6,362,380
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	$ (3,690)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(13,083)
Receive semi-annually a fixed rate equal to 1.6613% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2011	50,000	262
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	679
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	70,445	5,676
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	819
		$ 279,345	$ (9,337)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,705,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $256,342,000 or 4.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,393,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$158,226,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 28,064
Barclays Capital, Inc.	4,489
Credit Suisse Securities (USA) LLC	5,831
Deutsche Bank Securities, Inc.	59,258
HSBC Securities (USA), Inc.	44,892
Mizuho Securities USA, Inc.	4,489
Societe Generale, New York Branch	11,203
$ 158,226
$827,708,000 due 5/01/09 at 0.18%
Bank of America, NA	$ 827,708
*Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,878,459	$ -	$ 7,878,459	$ -
Other Financial Instruments*	$ (10,125)	$ -	$ (10,125)	$ -
*Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(147)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	82
Transfer in/out of Level 3	(1,389)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,685,576,000. Net unrealized appreciation aggregated $192,883,000, of which $212,755,000 related to appreciated investment securities and $19,872,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.847931.102

AGVT-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 59.7%
	Principal Amount (000s)	Value (000s)
Other Government Related - 4.0%
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (d)	$ 87,150	$ 86,923
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (d)	40,000	40,084
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,473
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	24,070	24,221
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,641
TOTAL OTHER GOVERNMENT RELATED		256,342
U.S. Government Agency Obligations - 28.0%
Fannie Mae:
1.375% 4/28/11	63,170	63,303
1.75% 3/23/11 (b)	167,400	169,025
1.875% 4/20/12	53,190	53,370
2.75% 3/13/14	18,880	19,091
2.875% 10/12/10	58,835	60,508
3% 7/12/10	5,500	5,633
3.25% 8/12/10 (b)	92,720	95,375
3.625% 8/15/11	22,000	23,085
4.75% 11/19/12	7,255	7,941
4.875% 5/18/12 (b)	53,750	58,644
5.125% 4/15/11 (b)	123,600	132,465
6% 5/15/11	10,130	11,108
Federal Home Loan Bank:
3.625% 9/16/11	3,000	3,147
3.625% 10/18/13 (b)	77,700	81,338
5.125% 8/14/13	1,250	1,390
Freddie Mac:
1.5% 1/7/11	13,550	13,623
2.125% 3/23/12 (b)	74,860	75,638
2.5% 4/23/14	12,390	12,371
3.25% 7/16/10 (b)	87,845	90,242
4.125% 7/12/10	2,000	2,080
4.875% 11/15/13	600	664
4.875% 6/13/18 (g)	17,225	18,956
5% 1/30/14	25,000	27,679
5% 2/16/17	41,000	44,876
5.125% 11/17/17 (b)	105,891	118,018
5.25% 7/18/11 (b)	76,930	83,324
5.75% 1/15/12	73,906	81,988
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
6.875% 9/15/10	$ 153,000	$ 164,379
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,184
6.8% 2/15/12	23,235	24,122
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,860	5,198
6.99% 5/21/16	17,861	20,024
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,368
5.66% 9/15/11 (c)	18,000	19,705
5.685% 5/15/12	24,035	26,773
6.67% 9/15/09	3,500	3,585
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,315
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,997
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,777,532
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bonds:
3.5% 2/15/39	24,565	22,258
4.375% 2/15/38	35,860	37,687
5% 5/15/37	80,200	92,581
6.125% 11/15/27	37,365	47,226
6.125% 8/15/29	37,127	47,395
6.25% 8/15/23	53,500	66,892
6.375% 8/15/27	44,200	57,232
7.25% 5/15/16	132,937	170,502
7.5% 11/15/16	81,988	107,142
8% 11/15/21 (g)	32,294	45,827
9.125% 5/15/18	10,776	15,806
9.875% 11/15/15	47,285	68,116
U.S. Treasury Notes:
0.875% 3/31/11 (e)	5,500	5,498
0.875% 4/30/11	125,368	125,260
1.25% 11/30/10	63,983	64,465
1.375% 4/15/12	3,611	3,612
1.75% 11/15/11	22,521	22,834
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 2/28/14	$ 5,720	$ 5,691
1.875% 4/30/14 (e)	150,909	149,780
2% 11/30/13	25,398	25,509
2.625% 4/30/16	158,450	157,757
2.75% 2/15/19	60,045	58,159
2.875% 6/30/10	92,850	95,349
3.125% 8/31/13	20,625	21,753
3.125% 9/30/13	58,130	61,300
3.375% 7/31/13	28,650	30,546
3.75% 11/15/18	25,801	27,125
4% 2/15/15	44,249	48,408
4.25% 11/15/17	27,475	30,134
4.5% 5/15/17	24,685	27,555
4.625% 8/31/11	593	641
4.625% 7/31/12	20	22
4.625% 11/15/16	8,000	9,049
4.75% 8/15/17	12,983	14,707
TOTAL U.S. TREASURY OBLIGATIONS		1,763,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,707,208)		3,797,692
U.S. Government Agency - Mortgage Securities - 36.2%

Fannie Mae - 25.6%
3.891% 2/1/33 (h)	501	505
3.915% 7/1/35 (h)	2,144	2,172
3.994% 3/1/35 (h)	369	372
4% 9/1/13 to 6/1/20	19,584	20,053
4.295% 3/1/33 (h)	184	187
4.302% 3/1/33 (h)	233	237
4.324% 7/1/35 (h)	1,786	1,814
4.402% 7/1/35 (h)	1,992	2,023
4.432% 3/1/35 (h)	874	894
4.491% 7/1/35 (h)	227	230
4.5% 2/1/18 to 9/1/20	20,906	21,672
4.5% 5/18/24 (e)(f)	119,000	122,222
4.5% 5/18/24 (e)	1,000	1,027
4.5% 6/16/24 (e)	50,000	51,215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.501% 10/1/33 (h)	$ 194	$ 196
4.512% 11/1/36 (h)	349	358
4.533% 11/1/33 (h)	1,246	1,286
4.544% 3/1/37 (h)	2,910	2,983
4.548% 10/1/33 (h)	407	415
4.595% 3/1/35 (h)	98	98
4.6% 10/1/33 (h)	427	430
4.647% 4/1/35 (h)	4,107	4,202
4.667% 7/1/35 (h)	862	884
4.702% 2/1/35 (h)	4,234	4,358
4.713% 8/1/33 (h)	542	551
4.715% 11/1/35 (h)	4,286	4,418
4.765% 2/1/34 (h)	157	160
4.786% 7/1/35 (h)	3,441	3,547
4.967% 7/1/34 (h)	238	241
4.987% 2/1/34 (h)	5,193	5,376
4.994% 2/1/35 (h)	3,798	3,866
5% 6/1/14 to 11/1/38	116,523	120,761
5% 5/18/24 (e)(f)	56,000	57,931
5% 5/18/24 (e)(f)	33,000	34,138
5% 5/12/39 (e)	1,000	1,029
5% 5/12/39 (e)	10,000	10,286
5% 5/12/39 (e)	21,000	21,601
5% 5/12/39 (e)(f)	9,000	9,258
5% 5/12/39 (e)(f)	1,000	1,029
5% 5/12/39 (e)(f)	1,000	1,029
5% 5/12/39 (e)(f)	1,000	1,029
5% 6/1/39 (e)	2,000	2,052
5% 6/11/39 (e)	1,000	1,026
5% 6/11/39 (e)	9,000	9,231
5.044% 1/1/37 (h)	4,815	4,943
5.075% 4/1/35 (h)	1,687	1,735
5.085% 9/1/34 (h)	539	547
5.098% 10/1/35 (h)	3,029	3,144
5.101% 3/1/35 (h)	320	324
5.15% 6/1/35 (h)	2,014	2,034
5.166% 8/1/34 (h)	4,547	4,643
5.185% 3/1/35 (h)	325	331
5.256% 5/1/35 (h)	3,988	4,153
5.31% 12/1/34 (h)	679	688
5.336% 7/1/35 (h)	1,535	1,569
5.342% 2/1/37 (h)	2,288	2,359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.444% 8/1/36 (h)	$ 5,004	$ 5,202
5.5% 3/1/12 to 4/1/39 (f)	432,752	451,098
5.5% 5/1/39 (e)(f)	9,000	9,324
5.5% 5/12/39 (e)(f)	32,500	33,672
5.5% 5/12/39 (e)(f)	70,000	72,524
5.516% 4/1/36 (h)	3,838	3,984
5.658% 2/1/36 (h)	2,463	2,554
5.762% 3/1/36 (h)	6,528	6,779
5.823% 6/1/35 (h)	1,613	1,679
5.844% 3/1/36 (h)	6,933	7,248
5.851% 3/1/36 (h)	5,507	5,713
5.869% 5/1/36 (h)	2,266	2,358
5.884% 12/1/36 (h)	3,683	3,849
6% 4/1/12 to 8/1/37 (f)	228,760	241,135
6% 5/1/39 (e)(f)	5,000	5,228
6% 5/12/39 (e)(f)	18,000	18,820
6% 5/12/39 (e)(f)	20,000	20,911
6% 5/12/39 (e)(f)	37,000	38,685
6.003% 4/1/36 (h)	40,051	41,728
6.124% 4/1/36 (h)	3,548	3,691
6.22% 3/1/37 (h)	1,269	1,329
6.229% 5/1/36 (h)	11,610	12,099
6.247% 6/1/36 (h)	604	617
6.5% 2/1/12 to 4/1/37	31,955	33,929
6.5% 5/12/39 (e)(f)	32,000	33,896
6.5% 5/12/39 (e)	10,000	10,593
7% 7/1/13 to 7/1/32	4,444	4,823
7.5% 8/1/10 to 4/1/29	66	70
8.5% 1/1/15 to 7/1/31	408	440
9% 11/1/11 to 5/1/14	389	409
9.5% 11/15/09 to 10/1/20	489	539
11% 8/1/10	2	2
11.25% 5/1/14	5	5
11.5% 6/15/19 to 1/15/21	816	903
12.5% 8/1/15 to 3/1/16	1	1
		1,630,699
Freddie Mac - 6.2%
3.155% 2/1/34 (h)	435	440
3.479% 3/1/35 (h)	1,440	1,462
4% 5/1/19 to 11/1/20	21,105	21,588
4.305% 6/1/35 (h)	801	820
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.485% 1/1/35 (h)	$ 652	$ 665
4.486% 5/1/35 (h)	1,508	1,536
4.5% 8/1/33	3,331	3,398
4.542% 4/1/35 (h)	5,370	5,488
4.633% 4/1/35 (h)	127	130
4.718% 2/1/34 (h)	5,695	5,874
4.751% 9/1/36 (h)	2,630	2,680
4.774% 3/1/35 (h)	2,171	2,200
4.793% 2/1/36 (h)	975	1,008
5% 6/1/09 to 6/1/38	71,834	74,719
5.023% 4/1/35 (h)	523	543
5.076% 7/1/35 (h)	3,167	3,280
5.118% 6/1/35 (h)	2,141	2,219
5.257% 2/1/36 (h)	276	286
5.308% 3/1/33 (h)	93	95
5.483% 1/1/36 (h)	3,568	3,690
5.5% 8/1/14 to 7/1/36 (f)	76,582	80,106
5.5% 5/12/39 (e)(f)	23,000	23,793
5.5% 5/12/39 (e)(f)	14,000	14,483
5.5% 5/12/39 (e)(f)	37,000	38,276
5.52% 1/1/36 (h)	4,665	4,835
5.695% 10/1/35 (h)	1,040	1,092
5.832% 5/1/37 (h)	2,501	2,568
6% 7/1/16 to 9/1/38	32,229	33,929
6.072% 6/1/36 (h)	4,756	4,949
6.251% 7/1/36 (h)	2,467	2,563
6.5% 11/1/10 to 10/1/36	39,341	41,693
6.628% 1/1/37 (h)	7,594	7,953
7% 4/1/11	2	2
7.5% 5/1/11 to 7/1/16	1,294	1,371
8.5% 5/1/17 to 9/1/29	163	175
9% 11/1/09 to 10/1/20	36	39
9.5% 5/1/17 to 8/1/21	213	233
9.75% 8/1/14	127	140
10% 3/1/10 to 8/1/21	15	16
11% 7/1/13 to 5/1/14	48	53
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	10	11
13% 8/1/10 to 6/1/15	4	5
		390,408
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 4.4%
4.25% 7/20/34 (h)	$ 590	$ 603
5% 2/20/33 to 12/20/36	67,037	69,650
5% 5/19/39 (e)	500	517
5.5% 12/15/33 to 7/20/38	59,778	62,503
5.5% 5/19/39 (e)(f)	3,000	3,113
5.5% 5/19/39 (e)(f)	2,000	2,076
5.5% 5/19/39 (e)(f)	1,000	1,038
5.5% 5/19/39 (e)(f)	1,000	1,038
5.5% 5/19/39 (e)(f)	2,000	2,076
6% 6/15/09 to 1/15/36	107,127	113,006
6% 5/19/39 (e)(f)	3,000	3,128
6% 5/19/39 (e)(f)	2,000	2,085
6.5% 2/15/24 to 10/15/35	17,022	18,129
7% 10/15/26 to 8/15/32	87	94
7.5% 3/15/28 to 8/15/29	110	118
8% 6/15/18 to 12/15/23	1,093	1,166
8.5% 1/15/25	4	4
9% 12/15/09	0*	0*
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	79	89
13.5% 7/15/11	2	2
		280,436
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,241,816)		2,301,543
Asset-Backed Securities - 0.4%

Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,033	5,185
Series 2002-20K Class 1, 5.08% 11/1/22	11,588	12,084
Series 2003-P10B, Class 1 5.136% 8/10/13	5,921	6,131
Series 2004-20H Class 1, 5.17% 8/1/24	3,093	3,236
TOTAL ASSET-BACKED SECURITIES (Cost $25,589)		26,636
Collateralized Mortgage Obligations - 12.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 12.0%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,218	$ 1,303
Series 1993-207 Class H, 6.5% 11/25/23	17,895	19,041
Series 1993-240 Class PD, 6.25% 12/25/13	3,232	3,392
Series 1994-23:
Class PG, 6% 4/25/23	1,068	1,067
Class PZ, 6% 2/25/24	11,167	11,695
Series 1996-28 Class PK, 6.5% 7/25/25	3,354	3,581
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,973
Series 2006-45 Class OP, 6/25/36 (j)	5,287	4,358
Series 2006-62 Class KP, 4/25/36 (j)	11,272	8,995
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,348	2,565
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,601
Series 2003-22 Class IO, 6% 4/25/33 (i)	16,090	1,648
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,219
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	19,841	17,939
Series 384 Class 6, 5% 7/25/37 (i)	23,551	2,430
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.4175% 8/25/31 (h)	557	555
Series 2002-49 Class FB, 1.0469% 11/18/31 (h)	877	864
Series 2002-60 Class FV, 1.4375% 4/25/32 (h)	375	374
Series 2002-75 Class FA, 1.4375% 11/25/32 (h)	768	765
Series 2004-54 Class FE, 1.5875% 2/25/33 (h)	522	522
Series 2007-36:
Class FB, 0.8375% 4/25/37 (h)	34,247	33,842
Class FG, 0.8375% 4/25/37 (h)	6,783	6,704
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,074	5,352
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,581
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,493
Series 2005-102 Class CO, 11/25/35 (j)	5,415	4,483
Series 2006-12 Class BO, 10/25/35 (j)	24,833	20,425
Series 2006-37 Class OW, 5/25/36 (j)	5,951	5,336
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	17,844	18,863
Series 2001-46 Class ZG, 6% 9/25/31	6,463	6,805
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-79 Class Z, 5.5% 11/25/22	$ 12,324	$ 12,802
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	10,354
Series 2004-3 Class BA, 4% 7/25/17	492	505
Series 2005-117, Class JN, 4.5% 1/25/36	645	583
Series 2006-72 Class CY, 6% 8/25/26	10,215	10,919
Series 2004-19 Class AY, 4% 4/25/19	37,116	36,655
Series 2007-36:
Class GO, 4/25/37 (j)	1,083	879
Class PO, 4/25/37 (j)	2,414	1,959
Class SB, 6.1625% 4/25/37 (h)(i)(k)	31,353	3,053
Class SG, 6.1625% 4/25/37 (h)(i)(k)	14,085	1,164
Series 2007-66 Class SA, 36.975% 7/25/37 (h)(k)	4,279	5,524
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	586	615
Series 3149 Class OD, 5/15/36 (j)	29,509	23,229
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,042	2,153
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4% 2/15/24 (h)	1,017	1,003
planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,544	4,654
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 1.0513% 2/15/32 (h)	515	510
Series 2630 Class FL, 0.9513% 6/15/18 (h)	550	538
Series 3008 Class SM, 7/15/35 (h)	337	305
planned amortization class:
Series 1141 Class G, 9% 9/15/21	327	379
Series 1614 Class L, 6.5% 7/15/23	2,452	2,489
Series 2006-15 Class OP, 3/25/36 (j)	6,707	5,335
Series 2131 Class BG, 6% 3/15/29	42,339	44,529
Series 2356 Class GD, 6% 9/15/16	397	420
Series 2376 Class JE, 5.5% 11/15/16	2,841	2,977
Series 2381 Class OG, 5.5% 11/15/16	2,198	2,309
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,020
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,597
Series 2682 Class LD, 4.5% 10/15/33	777	727
Series 2802 Class OB, 6% 5/15/34	10,455	11,061
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 1,042
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,335
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,470
Series 3077 Class TO, 4/15/35 (j)	14,673	11,901
Series 3110 Class OP, 9/15/35 (j)	13,861	11,288
Series 3119 Class PO, 2/15/36 (j)	16,848	14,520
Series 3121 Class KO, 3/15/36 (j)	5,593	4,585
Series 3123 Class LO, 3/15/36 (j)	10,944	8,680
Series 3145 Class GO, 4/15/36 (j)	9,809	7,809
Series 3151 Class PO, 5/15/36 (j)	10,638	8,593
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,963
Series 2570 Class CU, 4.5% 7/15/17	1,323	1,372
Series 2574 Class HP, 5% 2/15/18	42,150	44,547
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,399
Series 2601 Class TB, 5.5% 4/15/23	869	896
Series 2611 Class CH, 4.5% 5/15/18	37,220	38,516
Series 2617 Class GW, 3.5% 6/15/16	834	832
Series 2677 Class BC, 4% 9/15/18	20,040	20,255
Series 2685 Class ND, 4% 10/15/18	9,064	9,174
Series 2729 Class GB, 5% 1/15/19	9,255	9,809
Series 2770 Class TW, 4.5% 3/15/19	19,670	19,914
Series 2773 Class HC, 4.5% 4/15/19	704	718
Series 2809 Class UA, 4% 12/15/14	944	954
Series 2860 Class CP, 4% 10/15/17	1,408	1,438
Series 2874 Class BC, 5% 10/15/19	43,000	45,527
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,964
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,130
Series 3013 Class VJ, 5% 1/15/14	1,509	1,579
Series 3401 Class EB, 5% 12/15/22	7,495	7,741
Series 2769 Class BU, 5% 3/15/34	5,193	5,174
Series 2863 Class DB, 4% 9/15/14	1,173	1,188
Series 2957 Class SW, 5.5488% 4/15/35 (h)(i)	22,649	1,389
Series 3002 Class SN, 6.0488% 7/15/35 (h)(i)(k)	22,683	1,712
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	7,598	8,024
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class:
Series 2877 Class JC, 5% 10/15/34	$ 1,199	$ 1,226
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,712	3,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $726,111)		766,654
Cash Equivalents - 15.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) #	158,227	158,226
0.18%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (a)	827,712	827,708
TOTAL CASH EQUIVALENTS (Cost $985,934)		985,934
TOTAL INVESTMENT PORTFOLIO - 123.8% (Cost $7,686,658)		7,878,459
NET OTHER ASSETS - (23.8)%		(1,516,079)
NET ASSETS - 100%		$ 6,362,380
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 20,000	$ (3,690)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(13,083)
Receive semi-annually a fixed rate equal to 1.6613% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2011	50,000	262
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	24,500	679
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	70,445	5,676
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	48,400	819
		$ 279,345	$ (9,337)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,705,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $256,342,000 or 4.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,393,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$158,226,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 28,064
Barclays Capital, Inc.	4,489
Credit Suisse Securities (USA) LLC	5,831
Deutsche Bank Securities, Inc.	59,258
HSBC Securities (USA), Inc.	44,892
Mizuho Securities USA, Inc.	4,489
Societe Generale, New York Branch	11,203
$ 158,226
$827,708,000 due 5/01/09 at 0.18%
Bank of America, NA	$ 827,708
*Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,878,459	$ -	$ 7,878,459	$ -
Other Financial Instruments*	$ (10,125)	$ -	$ (10,125)	$ -
*Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,454
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(147)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	82
Transfer in/out of Level 3	(1,389)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,685,576,000. Net unrealized appreciation aggregated $192,883,000, of which $212,755,000 related to appreciated investment securities and $19,872,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

April 30, 2009

1.858578.101

RW16-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 33.3%
	Shares	Value
Domestic Equity Funds - 30.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	25,847	$ 287,166
Fidelity Disciplined Equity Fund	17,760	294,813
Fidelity Equity-Income Fund	10,178	305,130
Fidelity Large Cap Core Enhanced Index Fund	77,480	472,627
Fidelity Series 100 Index Fund	56,209	354,678
Fidelity Series Broad Market Opportunities Fund	78,145	490,753
Fidelity Series Small Cap Opportunities Fund	34,443	201,489
TOTAL DOMESTIC EQUITY FUNDS		2,406,656
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	10,433	235,149
TOTAL EQUITY FUNDS (Cost $3,941,174)		2,641,805
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 1.6%
Fidelity Capital & Income Fund	10,504	65,439
Fidelity Strategic Income Fund	6,714	62,033
TOTAL HIGH YIELD FIXED-INCOME FUNDS		127,472

	Shares	Value
Investment Grade Fixed-Income Funds - 38.6%
Fidelity Government Income Fund	55,661	$ 601,135
Fidelity Strategic Real Return Fund	86,586	621,684
Fidelity Total Bond Fund	193,486	1,841,991
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,064,810
TOTAL FIXED-INCOME FUNDS (Cost $3,517,560)		3,192,282
Short-Term Funds - 26.5%

Fidelity Institutional Money Market Portfolio Institutional Class	1,046,902	1,046,902
Fidelity Short-Term Bond Fund	131,786	1,052,969
TOTAL SHORT-TERM FUNDS (Cost $2,159,272)		2,099,871
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,618,006)		$ 7,933,958
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investmen Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,933,958	$ 7,933,958	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $9,843,712. Net unrealized depreciation aggregated $1,909,754, of which $29,846 related to appreciated investment securities and $1,939,600 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2016 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2016 FundSM

1.858554.101

ARW16-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 33.3%
	Shares	Value
Domestic Equity Funds - 30.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	25,847	$ 287,166
Fidelity Disciplined Equity Fund	17,760	294,813
Fidelity Equity-Income Fund	10,178	305,130
Fidelity Large Cap Core Enhanced Index Fund	77,480	472,627
Fidelity Series 100 Index Fund	56,209	354,678
Fidelity Series Broad Market Opportunities Fund	78,145	490,753
Fidelity Series Small Cap Opportunities Fund	34,443	201,489
TOTAL DOMESTIC EQUITY FUNDS		2,406,656
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class	10,433	235,149
TOTAL EQUITY FUNDS (Cost $3,941,174)		2,641,805
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 1.6%
Fidelity Capital & Income Fund	10,504	65,439
Fidelity Strategic Income Fund	6,714	62,033
TOTAL HIGH YIELD FIXED-INCOME FUNDS		127,472

	Shares	Value
Investment Grade Fixed-Income Funds - 38.6%
Fidelity Government Income Fund	55,661	$ 601,135
Fidelity Strategic Real Return Fund	86,586	621,684
Fidelity Total Bond Fund	193,486	1,841,991
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,064,810
TOTAL FIXED-INCOME FUNDS (Cost $3,517,560)		3,192,282
Short-Term Funds - 26.5%

Fidelity Institutional Money Market Portfolio Institutional Class	1,046,902	1,046,902
Fidelity Short-Term Bond Fund	131,786	1,052,969
TOTAL SHORT-TERM FUNDS (Cost $2,159,272)		2,099,871
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,618,006)		$ 7,933,958
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investmen Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,933,958	$ 7,933,958	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $9,843,712. Net unrealized depreciation aggregated $1,909,754, of which $29,846 related to appreciated investment securities and $1,939,600 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2009

1.858580.101

RW18-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 39.8%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,709	$ 196,745
Fidelity Disciplined Equity Fund	12,130	201,364
Fidelity Equity-Income Fund	6,964	208,784
Fidelity Large Cap Core Enhanced Index Fund	52,936	322,907
Fidelity Series 100 Index Fund	38,357	242,033
Fidelity Series Broad Market Opportunities Fund	53,493	335,936
Fidelity Series Small Cap Opportunities Fund	23,606	138,094
TOTAL DOMESTIC EQUITY FUNDS		1,645,863
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	7,997	180,245
TOTAL EQUITY FUNDS (Cost $2,776,495)		1,826,108
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	10,677	66,516
Fidelity Strategic Income Fund	6,903	63,780
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,296

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	29,600	$ 319,679
Fidelity Strategic Real Return Fund	46,030	330,492
Fidelity Total Bond Fund	103,015	980,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,630,872
TOTAL FIXED-INCOME FUNDS (Cost $1,950,493)		1,761,168
Short-Term Funds - 21.8%

Fidelity Institutional Money Market Portfolio Institutional Class	496,862	496,862
Fidelity Short-Term Bond Fund	62,766	501,503
TOTAL SHORT-TERM FUNDS (Cost $1,026,418)		998,365
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,753,406)		$ 4,585,641
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,585,641	$ 4,585,641	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,971,698. Net unrealized depreciation aggregated $1,386,057, of which $15,127 related to appreciated investment securities and $1,401,184 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2018 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2018 FundSM

1.858556.101

ARW18-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 39.8%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	17,709	$ 196,745
Fidelity Disciplined Equity Fund	12,130	201,364
Fidelity Equity-Income Fund	6,964	208,784
Fidelity Large Cap Core Enhanced Index Fund	52,936	322,907
Fidelity Series 100 Index Fund	38,357	242,033
Fidelity Series Broad Market Opportunities Fund	53,493	335,936
Fidelity Series Small Cap Opportunities Fund	23,606	138,094
TOTAL DOMESTIC EQUITY FUNDS		1,645,863
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	7,997	180,245
TOTAL EQUITY FUNDS (Cost $2,776,495)		1,826,108
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	10,677	66,516
Fidelity Strategic Income Fund	6,903	63,780
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,296

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	29,600	$ 319,679
Fidelity Strategic Real Return Fund	46,030	330,492
Fidelity Total Bond Fund	103,015	980,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,630,872
TOTAL FIXED-INCOME FUNDS (Cost $1,950,493)		1,761,168
Short-Term Funds - 21.8%

Fidelity Institutional Money Market Portfolio Institutional Class	496,862	496,862
Fidelity Short-Term Bond Fund	62,766	501,503
TOTAL SHORT-TERM FUNDS (Cost $1,026,418)		998,365
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,753,406)		$ 4,585,641
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,585,641	$ 4,585,641	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,971,698. Net unrealized depreciation aggregated $1,386,057, of which $15,127 related to appreciated investment securities and $1,401,184 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2009

1.858583.101

RW20-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,310	$ 114,539
Fidelity Disciplined Equity Fund	7,021	116,550
Fidelity Equity-Income Fund	4,047	121,326
Fidelity Large Cap Core Enhanced Index Fund	30,657	187,005
Fidelity Series 100 Index Fund	22,208	140,134
Fidelity Series Broad Market Opportunities Fund	31,128	195,481
Fidelity Series Small Cap Opportunities Fund	13,763	80,514
TOTAL DOMESTIC EQUITY FUNDS		955,549
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,160	116,313
TOTAL EQUITY FUNDS (Cost $1,417,244)		1,071,862
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	7,095	44,204
Fidelity Strategic Income Fund	4,550	42,040
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,244

	Shares	Value
Investment Grade Fixed-Income Funds - 33.2%
Fidelity Government Income Fund	14,354	$ 155,019
Fidelity Strategic Real Return Fund	22,402	160,843
Fidelity Total Bond Fund	50,076	476,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		792,581
TOTAL FIXED-INCOME FUNDS (Cost $947,454)		878,825
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class	218,078	218,078
Fidelity Short-Term Bond Fund	27,536	220,015
TOTAL SHORT-TERM FUNDS (Cost $448,065)		438,093
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,812,763)		$ 2,388,780
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,388,780	$ 2,388,780	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,945,035. Net unrealized depreciation aggregated $556,255, of which $11,716 related to appreciated investment securities and $567,971 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2020 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2020 FundSM

1.858558.101

ARW20-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,310	$ 114,539
Fidelity Disciplined Equity Fund	7,021	116,550
Fidelity Equity-Income Fund	4,047	121,326
Fidelity Large Cap Core Enhanced Index Fund	30,657	187,005
Fidelity Series 100 Index Fund	22,208	140,134
Fidelity Series Broad Market Opportunities Fund	31,128	195,481
Fidelity Series Small Cap Opportunities Fund	13,763	80,514
TOTAL DOMESTIC EQUITY FUNDS		955,549
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,160	116,313
TOTAL EQUITY FUNDS (Cost $1,417,244)		1,071,862
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	7,095	44,204
Fidelity Strategic Income Fund	4,550	42,040
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,244

	Shares	Value
Investment Grade Fixed-Income Funds - 33.2%
Fidelity Government Income Fund	14,354	$ 155,019
Fidelity Strategic Real Return Fund	22,402	160,843
Fidelity Total Bond Fund	50,076	476,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		792,581
TOTAL FIXED-INCOME FUNDS (Cost $947,454)		878,825
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class	218,078	218,078
Fidelity Short-Term Bond Fund	27,536	220,015
TOTAL SHORT-TERM FUNDS (Cost $448,065)		438,093
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,812,763)		$ 2,388,780
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,388,780	$ 2,388,780	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,945,035. Net unrealized depreciation aggregated $556,255, of which $11,716 related to appreciated investment securities and $567,971 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2009

1.858586.101

RW22-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.3%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,357	$ 137,284
Fidelity Disciplined Equity Fund	8,377	139,057
Fidelity Equity-Income Fund	4,850	145,392
Fidelity Large Cap Core Enhanced Index Fund	36,577	223,118
Fidelity Series 100 Index Fund	26,551	167,534
Fidelity Series Broad Market Opportunities Fund	37,383	234,765
Fidelity Series Small Cap Opportunities Fund	16,562	96,886
TOTAL DOMESTIC EQUITY FUNDS		1,144,036
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,774	152,689
TOTAL EQUITY FUNDS (Cost $1,993,188)		1,296,725
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	9,036	56,295
Fidelity Strategic Income Fund	5,839	53,955
TOTAL HIGH YIELD FIXED-INCOME FUNDS		110,250

	Shares	Value
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Government Income Fund	15,376	$ 166,064
Fidelity Strategic Real Return Fund	23,863	171,333
Fidelity Total Bond Fund	53,566	509,945
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		847,342
TOTAL FIXED-INCOME FUNDS (Cost $1,073,040)		957,592
Short-Term Funds - 16.1%

Fidelity Institutional Money Market Portfolio Institutional Class	215,881	215,881
Fidelity Short-Term Bond Fund	27,231	217,575
TOTAL SHORT-TERM FUNDS (Cost $447,652)		433,456
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,513,880)		$ 2,687,773
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,687,773	$ 2,687,773	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,671,082. Net unrealized depreciation aggregated $983,309, of which $8,214 related to appreciated investment securities and $991,523 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2022 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2022 FundSM

1.858561.101

ARW22-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.3%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,357	$ 137,284
Fidelity Disciplined Equity Fund	8,377	139,057
Fidelity Equity-Income Fund	4,850	145,392
Fidelity Large Cap Core Enhanced Index Fund	36,577	223,118
Fidelity Series 100 Index Fund	26,551	167,534
Fidelity Series Broad Market Opportunities Fund	37,383	234,765
Fidelity Series Small Cap Opportunities Fund	16,562	96,886
TOTAL DOMESTIC EQUITY FUNDS		1,144,036
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,774	152,689
TOTAL EQUITY FUNDS (Cost $1,993,188)		1,296,725
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	9,036	56,295
Fidelity Strategic Income Fund	5,839	53,955
TOTAL HIGH YIELD FIXED-INCOME FUNDS		110,250

	Shares	Value
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Government Income Fund	15,376	$ 166,064
Fidelity Strategic Real Return Fund	23,863	171,333
Fidelity Total Bond Fund	53,566	509,945
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		847,342
TOTAL FIXED-INCOME FUNDS (Cost $1,073,040)		957,592
Short-Term Funds - 16.1%

Fidelity Institutional Money Market Portfolio Institutional Class	215,881	215,881
Fidelity Short-Term Bond Fund	27,231	217,575
TOTAL SHORT-TERM FUNDS (Cost $447,652)		433,456
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,513,880)		$ 2,687,773
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,687,773	$ 2,687,773	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,671,082. Net unrealized depreciation aggregated $983,309, of which $8,214 related to appreciated investment securities and $991,523 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2009

1.858588.101

RW24-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 44.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,555	$ 61,721
Fidelity Disciplined Equity Fund	3,786	62,847
Fidelity Equity-Income Fund	2,186	65,528
Fidelity Large Cap Core Enhanced Index Fund	16,535	100,861
Fidelity Series 100 Index Fund	11,968	75,515
Fidelity Series Broad Market Opportunities Fund	16,782	105,388
Fidelity Series Small Cap Opportunities Fund	7,416	43,382
TOTAL DOMESTIC EQUITY FUNDS		515,242
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,362	75,782
TOTAL EQUITY FUNDS (Cost $877,892)		591,024
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,273	26,620
Fidelity Strategic Income Fund	2,751	25,423
TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,043

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund	6,294	$ 67,972
Fidelity Strategic Real Return Fund	9,822	70,524
Fidelity Total Bond Fund	21,999	209,432
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		347,928
TOTAL FIXED-INCOME FUNDS (Cost $446,214)		399,971
Short-Term Funds - 14.9%

Fidelity Institutional Money Market Portfolio Institutional Class	86,175	86,175
Fidelity Short-Term Bond Fund	10,872	86,864
TOTAL SHORT-TERM FUNDS (Cost $178,177)		173,039
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,502,283)		$ 1,164,034
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,164,034	$ 1,164,034	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,547,626. Net unrealized depreciation aggregated $383,592, of which $3,300 related to appreciated investment securities and $386,892 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2024 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2024 FundSM

1.858563.101

ARW24-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 44.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,555	$ 61,721
Fidelity Disciplined Equity Fund	3,786	62,847
Fidelity Equity-Income Fund	2,186	65,528
Fidelity Large Cap Core Enhanced Index Fund	16,535	100,861
Fidelity Series 100 Index Fund	11,968	75,515
Fidelity Series Broad Market Opportunities Fund	16,782	105,388
Fidelity Series Small Cap Opportunities Fund	7,416	43,382
TOTAL DOMESTIC EQUITY FUNDS		515,242
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,362	75,782
TOTAL EQUITY FUNDS (Cost $877,892)		591,024
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,273	26,620
Fidelity Strategic Income Fund	2,751	25,423
TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,043

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund	6,294	$ 67,972
Fidelity Strategic Real Return Fund	9,822	70,524
Fidelity Total Bond Fund	21,999	209,432
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		347,928
TOTAL FIXED-INCOME FUNDS (Cost $446,214)		399,971
Short-Term Funds - 14.9%

Fidelity Institutional Money Market Portfolio Institutional Class	86,175	86,175
Fidelity Short-Term Bond Fund	10,872	86,864
TOTAL SHORT-TERM FUNDS (Cost $178,177)		173,039
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,502,283)		$ 1,164,034
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,164,034	$ 1,164,034	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,547,626. Net unrealized depreciation aggregated $383,592, of which $3,300 related to appreciated investment securities and $386,892 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2009

1.858590.101

RW26-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,667	$ 40,737
Fidelity Disciplined Equity Fund	2,435	40,426
Fidelity Equity-Income Fund	1,405	42,114
Fidelity Large Cap Core Enhanced Index Fund	10,576	64,514
Fidelity Series 100 Index Fund	7,633	48,163
Fidelity Series Broad Market Opportunities Fund	11,025	69,238
Fidelity Series Small Cap Opportunities Fund	4,876	28,523
TOTAL DOMESTIC EQUITY FUNDS		333,715
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	2,342	52,781
TOTAL EQUITY FUNDS (Cost $599,584)		386,496
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	2,938	18,305
Fidelity Strategic Income Fund	1,888	17,441
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,746

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund	3,887	$ 41,983
Fidelity Strategic Real Return Fund	6,015	43,190
Fidelity Total Bond Fund	13,557	129,063
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		214,236
TOTAL FIXED-INCOME FUNDS (Cost $279,919)		249,982
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	45,065	45,065
Fidelity Short-Term Bond Fund	6,261	50,023
TOTAL SHORT-TERM FUNDS (Cost $98,592)		95,088
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $978,095)		$ 731,566
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 731,566	$ 731,566	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,002,781. Net unrealized depreciation aggregated $271,215, of which $2,332 related to appreciated investment securities and $273,547 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short - term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2026 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2026 FundSM

1.858565.101

ARW26-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,667	$ 40,737
Fidelity Disciplined Equity Fund	2,435	40,426
Fidelity Equity-Income Fund	1,405	42,114
Fidelity Large Cap Core Enhanced Index Fund	10,576	64,514
Fidelity Series 100 Index Fund	7,633	48,163
Fidelity Series Broad Market Opportunities Fund	11,025	69,238
Fidelity Series Small Cap Opportunities Fund	4,876	28,523
TOTAL DOMESTIC EQUITY FUNDS		333,715
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	2,342	52,781
TOTAL EQUITY FUNDS (Cost $599,584)		386,496
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	2,938	18,305
Fidelity Strategic Income Fund	1,888	17,441
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,746

	Shares	Value
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund	3,887	$ 41,983
Fidelity Strategic Real Return Fund	6,015	43,190
Fidelity Total Bond Fund	13,557	129,063
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		214,236
TOTAL FIXED-INCOME FUNDS (Cost $279,919)		249,982
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	45,065	45,065
Fidelity Short-Term Bond Fund	6,261	50,023
TOTAL SHORT-TERM FUNDS (Cost $98,592)		95,088
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $978,095)		$ 731,566
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 731,566	$ 731,566	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,002,781. Net unrealized depreciation aggregated $271,215, of which $2,332 related to appreciated investment securities and $273,547 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short - term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2009

1.858592.101

RW28-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	30,408	$ 337,835
Fidelity Disciplined Equity Fund	20,606	342,056
Fidelity Equity-Income Fund	11,916	357,257
Fidelity Large Cap Core Enhanced Index Fund	89,810	547,841
Fidelity Series 100 Index Fund	64,991	410,090
Fidelity Series Broad Market Opportunities Fund	91,948	577,436
Fidelity Series Small Cap Opportunities Fund	40,673	237,937
TOTAL DOMESTIC EQUITY FUNDS		2,810,452
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	21,650	487,985
TOTAL EQUITY FUNDS (Cost $4,803,593)		3,298,437
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	25,079	156,244
Fidelity Strategic Income Fund	16,061	148,401
TOTAL HIGH YIELD FIXED-INCOME FUNDS		304,645

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	30,266	$ 326,877
Fidelity Strategic Real Return Fund	47,271	339,407
Fidelity Total Bond Fund	105,693	1,006,198
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,672,482
TOTAL FIXED-INCOME FUNDS (Cost $2,203,089)		1,977,127
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class	375,037	375,037
Fidelity Short-Term Bond Fund	47,321	378,098
TOTAL SHORT-TERM FUNDS (Cost $773,759)		753,135
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,780,441)		$ 6,028,699
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,028,699	$ 6,028,699	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,006,369. Net unrealized depreciation aggregated $1,977,670, of which $15,443 related to appreciated investment securities and $1,993,113 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2028 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2028 FundSM

1.858567.101

ARW28-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	30,408	$ 337,835
Fidelity Disciplined Equity Fund	20,606	342,056
Fidelity Equity-Income Fund	11,916	357,257
Fidelity Large Cap Core Enhanced Index Fund	89,810	547,841
Fidelity Series 100 Index Fund	64,991	410,090
Fidelity Series Broad Market Opportunities Fund	91,948	577,436
Fidelity Series Small Cap Opportunities Fund	40,673	237,937
TOTAL DOMESTIC EQUITY FUNDS		2,810,452
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	21,650	487,985
TOTAL EQUITY FUNDS (Cost $4,803,593)		3,298,437
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	25,079	156,244
Fidelity Strategic Income Fund	16,061	148,401
TOTAL HIGH YIELD FIXED-INCOME FUNDS		304,645

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund	30,266	$ 326,877
Fidelity Strategic Real Return Fund	47,271	339,407
Fidelity Total Bond Fund	105,693	1,006,198
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,672,482
TOTAL FIXED-INCOME FUNDS (Cost $2,203,089)		1,977,127
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class	375,037	375,037
Fidelity Short-Term Bond Fund	47,321	378,098
TOTAL SHORT-TERM FUNDS (Cost $773,759)		753,135
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,780,441)		$ 6,028,699
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,028,699	$ 6,028,699	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,006,369. Net unrealized depreciation aggregated $1,977,670, of which $15,443 related to appreciated investment securities and $1,993,113 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2009

1.858594.101

RW30-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 47.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,107	$ 34,521
Fidelity Disciplined Equity Fund	2,112	35,062
Fidelity Equity-Income Fund	1,222	36,650
Fidelity Large Cap Core Enhanced Index Fund	9,213	56,198
Fidelity Series 100 Index Fund	6,658	42,015
Fidelity Series Broad Market Opportunities Fund	9,411	59,103
Fidelity Series Small Cap Opportunities Fund	4,170	24,394
TOTAL DOMESTIC EQUITY FUNDS		287,943
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	2,387	53,811
TOTAL EQUITY FUNDS (Cost $521,815)		341,754
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,634	16,409
Fidelity Strategic Income Fund	1,693	15,644
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,053

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	2,969	$ 32,068
Fidelity Strategic Real Return Fund	4,625	33,207
Fidelity Total Bond Fund	10,367	98,691
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		163,966
TOTAL FIXED-INCOME FUNDS (Cost $221,189)		196,019
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Institutional Class	34,761	34,761
Fidelity Short-Term Bond Fund	4,388	35,060
TOTAL SHORT-TERM FUNDS (Cost $71,552)		69,821
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $814,556)		$ 607,594
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 607,594	$ 607,594	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $846,713. Net unrealized depreciation aggregated $239,119, of which $1,800 related to appreciated investment securities and $240,919 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2030 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2030 FundSM

1.858570.101

ARW30-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 47.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,107	$ 34,521
Fidelity Disciplined Equity Fund	2,112	35,062
Fidelity Equity-Income Fund	1,222	36,650
Fidelity Large Cap Core Enhanced Index Fund	9,213	56,198
Fidelity Series 100 Index Fund	6,658	42,015
Fidelity Series Broad Market Opportunities Fund	9,411	59,103
Fidelity Series Small Cap Opportunities Fund	4,170	24,394
TOTAL DOMESTIC EQUITY FUNDS		287,943
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	2,387	53,811
TOTAL EQUITY FUNDS (Cost $521,815)		341,754
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,634	16,409
Fidelity Strategic Income Fund	1,693	15,644
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,053

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	2,969	$ 32,068
Fidelity Strategic Real Return Fund	4,625	33,207
Fidelity Total Bond Fund	10,367	98,691
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		163,966
TOTAL FIXED-INCOME FUNDS (Cost $221,189)		196,019
Short-Term Funds - 11.5%

Fidelity Institutional Money Market Portfolio Institutional Class	34,761	34,761
Fidelity Short-Term Bond Fund	4,388	35,060
TOTAL SHORT-TERM FUNDS (Cost $71,552)		69,821
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $814,556)		$ 607,594
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 607,594	$ 607,594	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $846,713. Net unrealized depreciation aggregated $239,119, of which $1,800 related to appreciated investment securities and $240,919 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2009

1.858596.101

RW32-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,778	$ 41,972
Fidelity Disciplined Equity Fund	2,555	42,409
Fidelity Equity-Income Fund	1,479	44,353
Fidelity Large Cap Core Enhanced Index Fund	11,147	67,995
Fidelity Series 100 Index Fund	8,062	50,874
Fidelity Series Broad Market Opportunities Fund	11,430	71,778
Fidelity Series Small Cap Opportunities Fund	5,057	29,585
TOTAL DOMESTIC EQUITY FUNDS		348,966
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,118	70,272
TOTAL EQUITY FUNDS (Cost $654,470)		419,238
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	3,311	20,630
Fidelity Strategic Income Fund	2,124	19,630
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,260

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	3,506	$ 37,864
Fidelity Strategic Real Return Fund	5,449	39,126
Fidelity Total Bond Fund	12,273	116,834
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,824
TOTAL FIXED-INCOME FUNDS (Cost $264,098)		234,084
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	35,744	35,744
Fidelity Short-Term Bond Fund	4,549	36,345
TOTAL SHORT-TERM FUNDS (Cost $74,237)		72,089
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $992,805)		$ 725,411
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 725,411	$ 725,411	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,052,653. Net unrealized depreciation aggregated $327,242, of which $2,146 related to appreciated investment securities and $329,388 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2032 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2032 FundSM

1.858572.101

ARW32-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,778	$ 41,972
Fidelity Disciplined Equity Fund	2,555	42,409
Fidelity Equity-Income Fund	1,479	44,353
Fidelity Large Cap Core Enhanced Index Fund	11,147	67,995
Fidelity Series 100 Index Fund	8,062	50,874
Fidelity Series Broad Market Opportunities Fund	11,430	71,778
Fidelity Series Small Cap Opportunities Fund	5,057	29,585
TOTAL DOMESTIC EQUITY FUNDS		348,966
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,118	70,272
TOTAL EQUITY FUNDS (Cost $654,470)		419,238
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	3,311	20,630
Fidelity Strategic Income Fund	2,124	19,630
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,260

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	3,506	$ 37,864
Fidelity Strategic Real Return Fund	5,449	39,126
Fidelity Total Bond Fund	12,273	116,834
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,824
TOTAL FIXED-INCOME FUNDS (Cost $264,098)		234,084
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	35,744	35,744
Fidelity Short-Term Bond Fund	4,549	36,345
TOTAL SHORT-TERM FUNDS (Cost $74,237)		72,089
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $992,805)		$ 725,411
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 725,411	$ 725,411	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,052,653. Net unrealized depreciation aggregated $327,242, of which $2,146 related to appreciated investment securities and $329,388 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2009

1.858598.101

RW34-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,572	$ 106,345
Fidelity Disciplined Equity Fund	6,495	107,818
Fidelity Equity-Income Fund	3,759	112,686
Fidelity Large Cap Core Enhanced Index Fund	28,411	173,307
Fidelity Series 100 Index Fund	20,578	129,848
Fidelity Series Broad Market Opportunities Fund	28,922	181,632
Fidelity Series Small Cap Opportunities Fund	12,773	74,724
TOTAL DOMESTIC EQUITY FUNDS		886,360
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,561	192,974
TOTAL EQUITY FUNDS (Cost $1,434,222)		1,079,334
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	8,708	54,250
Fidelity Strategic Income Fund	5,593	51,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,930

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	8,453	$ 91,294
Fidelity Strategic Real Return Fund	13,219	94,911
Fidelity Total Bond Fund	29,555	281,367
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		467,572
TOTAL FIXED-INCOME FUNDS (Cost $615,494)		573,502
Short-Term Funds - 8.7%

Fidelity Institutional Money Market Portfolio Institutional Class	78,950	78,950
Fidelity Short-Term Bond Fund	9,969	79,652
TOTAL SHORT-TERM FUNDS (Cost $161,691)		158,602
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,211,407)		$ 1,811,438
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,811,438	$ 1,811,438	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,267,179. Net unrealized depreciation aggregated $455,741, of which $14,610 related to appreciated investment securities and $470,351 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2034 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2034 FundSM

1.858574.101

ARW34-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,572	$ 106,345
Fidelity Disciplined Equity Fund	6,495	107,818
Fidelity Equity-Income Fund	3,759	112,686
Fidelity Large Cap Core Enhanced Index Fund	28,411	173,307
Fidelity Series 100 Index Fund	20,578	129,848
Fidelity Series Broad Market Opportunities Fund	28,922	181,632
Fidelity Series Small Cap Opportunities Fund	12,773	74,724
TOTAL DOMESTIC EQUITY FUNDS		886,360
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,561	192,974
TOTAL EQUITY FUNDS (Cost $1,434,222)		1,079,334
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	8,708	54,250
Fidelity Strategic Income Fund	5,593	51,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,930

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	8,453	$ 91,294
Fidelity Strategic Real Return Fund	13,219	94,911
Fidelity Total Bond Fund	29,555	281,367
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		467,572
TOTAL FIXED-INCOME FUNDS (Cost $615,494)		573,502
Short-Term Funds - 8.7%

Fidelity Institutional Money Market Portfolio Institutional Class	78,950	78,950
Fidelity Short-Term Bond Fund	9,969	79,652
TOTAL SHORT-TERM FUNDS (Cost $161,691)		158,602
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,211,407)		$ 1,811,438
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,811,438	$ 1,811,438	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,267,179. Net unrealized depreciation aggregated $455,741, of which $14,610 related to appreciated investment securities and $470,351 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2009

1.858600.101

RW36-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.7%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,289	$ 58,757
Fidelity Disciplined Equity Fund	3,582	59,466
Fidelity Equity-Income Fund	2,078	62,296
Fidelity Large Cap Core Enhanced Index Fund	15,623	95,303
Fidelity Series 100 Index Fund	11,289	71,232
Fidelity Series Broad Market Opportunities Fund	16,033	100,687
Fidelity Series Small Cap Opportunities Fund	7,095	41,508
TOTAL DOMESTIC EQUITY FUNDS		489,249
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,994	112,575
TOTAL EQUITY FUNDS (Cost $973,440)		601,824
Fixed-Income Funds - 31.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,911	30,593
Fidelity Strategic Income Fund	3,147	29,078
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,671

	Shares	Value
Investment Grade Fixed-Income Funds - 25.3%
Fidelity Government Income Fund	4,470	$ 48,276
Fidelity Strategic Real Return Fund	6,977	50,097
Fidelity Total Bond Fund	15,617	148,667
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		247,040
TOTAL FIXED-INCOME FUNDS (Cost $348,582)		306,711
Short-Term Funds - 6.9%

Fidelity Institutional Money Market Portfolio Institutional Class	33,299	33,299
Fidelity Short-Term Bond Fund	4,207	33,615
TOTAL SHORT-TERM FUNDS (Cost $69,369)		66,914
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,391,391)		$ 975,449
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 975,449	$ 975,449	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,450,786. Net unrealized depreciation aggregated $475,337, of which $2,970 related to appreciated investment securities and $478,307 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2036 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.101

ARW36-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.7%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,289	$ 58,757
Fidelity Disciplined Equity Fund	3,582	59,466
Fidelity Equity-Income Fund	2,078	62,296
Fidelity Large Cap Core Enhanced Index Fund	15,623	95,303
Fidelity Series 100 Index Fund	11,289	71,232
Fidelity Series Broad Market Opportunities Fund	16,033	100,687
Fidelity Series Small Cap Opportunities Fund	7,095	41,508
TOTAL DOMESTIC EQUITY FUNDS		489,249
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class	4,994	112,575
TOTAL EQUITY FUNDS (Cost $973,440)		601,824
Fixed-Income Funds - 31.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	4,911	30,593
Fidelity Strategic Income Fund	3,147	29,078
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,671

	Shares	Value
Investment Grade Fixed-Income Funds - 25.3%
Fidelity Government Income Fund	4,470	$ 48,276
Fidelity Strategic Real Return Fund	6,977	50,097
Fidelity Total Bond Fund	15,617	148,667
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		247,040
TOTAL FIXED-INCOME FUNDS (Cost $348,582)		306,711
Short-Term Funds - 6.9%

Fidelity Institutional Money Market Portfolio Institutional Class	33,299	33,299
Fidelity Short-Term Bond Fund	4,207	33,615
TOTAL SHORT-TERM FUNDS (Cost $69,369)		66,914
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,391,391)		$ 975,449
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 975,449	$ 975,449	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,450,786. Net unrealized depreciation aggregated $475,337, of which $2,970 related to appreciated investment securities and $478,307 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2009

1.867270.101

RW38-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,366	$ 81,832
Fidelity Disciplined Equity Fund	4,988	82,798
Fidelity Equity-Income Fund	2,900	86,943
Fidelity Large Cap Core Enhanced Index Fund	21,814	133,067
Fidelity Series 100 Index Fund	15,798	99,688
Fidelity Series Broad Market Opportunities Fund	22,274	139,878
Fidelity Series Small Cap Opportunities Fund	9,893	57,872
TOTAL DOMESTIC EQUITY FUNDS		682,078
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	7,450	167,927
TOTAL EQUITY FUNDS (Cost $1,245,421)		850,005
Fixed-Income Funds - 31.4%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	7,062	43,999
Fidelity Strategic Income Fund	4,518	41,744
TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,743

	Shares	Value
Investment Grade Fixed-Income Funds - 24.9%
Fidelity Government Income Fund	5,958	$ 64,344
Fidelity Strategic Real Return Fund	9,340	67,059
Fidelity Total Bond Fund	20,836	198,361
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		329,764
TOTAL FIXED-INCOME FUNDS (Cost $468,582)		415,507
Short-Term Funds - 4.3%

Fidelity Institutional Money Market Portfolio Institutional Class	28,524	28,524
Fidelity Short-Term Bond Fund	3,593	28,711
TOTAL SHORT-TERM FUNDS (Cost $58,841)		57,235
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,772,844)		$ 1,322,747
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,322,747	$ 1,322,747	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,798,973. Net unrealized depreciation aggregated $476,226, of which $6,055 related to appreciated investment securities and $482,281 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2038 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2038 FundSM

1.867281.101

ARW38-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,366	$ 81,832
Fidelity Disciplined Equity Fund	4,988	82,798
Fidelity Equity-Income Fund	2,900	86,943
Fidelity Large Cap Core Enhanced Index Fund	21,814	133,067
Fidelity Series 100 Index Fund	15,798	99,688
Fidelity Series Broad Market Opportunities Fund	22,274	139,878
Fidelity Series Small Cap Opportunities Fund	9,893	57,872
TOTAL DOMESTIC EQUITY FUNDS		682,078
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	7,450	167,927
TOTAL EQUITY FUNDS (Cost $1,245,421)		850,005
Fixed-Income Funds - 31.4%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	7,062	43,999
Fidelity Strategic Income Fund	4,518	41,744
TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,743

	Shares	Value
Investment Grade Fixed-Income Funds - 24.9%
Fidelity Government Income Fund	5,958	$ 64,344
Fidelity Strategic Real Return Fund	9,340	67,059
Fidelity Total Bond Fund	20,836	198,361
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		329,764
TOTAL FIXED-INCOME FUNDS (Cost $468,582)		415,507
Short-Term Funds - 4.3%

Fidelity Institutional Money Market Portfolio Institutional Class	28,524	28,524
Fidelity Short-Term Bond Fund	3,593	28,711
TOTAL SHORT-TERM FUNDS (Cost $58,841)		57,235
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,772,844)		$ 1,322,747
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,322,747	$ 1,322,747	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,798,973. Net unrealized depreciation aggregated $476,226, of which $6,055 related to appreciated investment securities and $482,281 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2009

1.867274.101

RW40-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 52.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,819	$ 42,433
Fidelity Disciplined Equity Fund	2,518	41,805
Fidelity Equity-Income Fund	1,479	44,347
Fidelity Large Cap Core Enhanced Index Fund	10,972	66,931
Fidelity Series 100 Index Fund	7,908	49,900
Fidelity Series Broad Market Opportunities Fund	11,569	72,653
Fidelity Series Small Cap Opportunities Fund	5,159	30,178
TOTAL DOMESTIC EQUITY FUNDS		348,247
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,774	85,064
TOTAL EQUITY FUNDS (Cost $625,931)		433,311
Fixed-Income Funds - 31.6%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,719	23,172
Fidelity Strategic Income Fund	2,358	21,790
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,962

	Shares	Value
Investment Grade Fixed-Income Funds - 24.8%
Fidelity Government Income Fund	2,947	$ 31,823
Fidelity Strategic Real Return Fund	4,613	33,120
Fidelity Total Bond Fund	10,404	99,047
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		163,990
TOTAL FIXED-INCOME FUNDS (Cost $235,462)		208,952
Short-Term Funds - 3.0%

Fidelity Institutional Money Market Portfolio Institutional Class	9,933	9,933
Fidelity Short-Term Bond Fund	1,252	10,000
TOTAL SHORT-TERM FUNDS (Cost $20,628)		19,933
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $882,021)		$ 662,196
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 662,196	$ 662,196	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $909,761. Net unrealized depreciation aggregated $247,565, of which $1,298 related to appreciated investment securities and $248,863 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short - term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2040 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2040 FundSM

1.867286.101

ARW40-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 52.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	3,819	$ 42,433
Fidelity Disciplined Equity Fund	2,518	41,805
Fidelity Equity-Income Fund	1,479	44,347
Fidelity Large Cap Core Enhanced Index Fund	10,972	66,931
Fidelity Series 100 Index Fund	7,908	49,900
Fidelity Series Broad Market Opportunities Fund	11,569	72,653
Fidelity Series Small Cap Opportunities Fund	5,159	30,178
TOTAL DOMESTIC EQUITY FUNDS		348,247
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,774	85,064
TOTAL EQUITY FUNDS (Cost $625,931)		433,311
Fixed-Income Funds - 31.6%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	3,719	23,172
Fidelity Strategic Income Fund	2,358	21,790
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,962

	Shares	Value
Investment Grade Fixed-Income Funds - 24.8%
Fidelity Government Income Fund	2,947	$ 31,823
Fidelity Strategic Real Return Fund	4,613	33,120
Fidelity Total Bond Fund	10,404	99,047
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		163,990
TOTAL FIXED-INCOME FUNDS (Cost $235,462)		208,952
Short-Term Funds - 3.0%

Fidelity Institutional Money Market Portfolio Institutional Class	9,933	9,933
Fidelity Short-Term Bond Fund	1,252	10,000
TOTAL SHORT-TERM FUNDS (Cost $20,628)		19,933
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $882,021)		$ 662,196
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 662,196	$ 662,196	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $909,761. Net unrealized depreciation aggregated $247,565, of which $1,298 related to appreciated investment securities and $248,863 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short - term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2009

1.867278.101

RW42-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 53.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,825	$ 98,049
Fidelity Disciplined Equity Fund	5,864	97,338
Fidelity Equity-Income Fund	3,443	103,235
Fidelity Large Cap Core Enhanced Index Fund	25,659	156,517
Fidelity Series 100 Index Fund	18,553	117,071
Fidelity Series Broad Market Opportunities Fund	26,675	167,518
Fidelity Series Small Cap Opportunities Fund	11,860	69,383
TOTAL DOMESTIC EQUITY FUNDS		809,111
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,767	197,603
TOTAL EQUITY FUNDS (Cost $1,355,668)		1,006,714
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	8,872	55,270
Fidelity Strategic Income Fund	5,605	51,789
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,059

	Shares	Value
Investment Grade Fixed-Income Funds - 24.8%
Fidelity Government Income Fund	6,755	$ 72,953
Fidelity Strategic Real Return Fund	10,698	76,812
Fidelity Total Bond Fund	23,851	227,060
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		376,825
TOTAL FIXED-INCOME FUNDS (Cost $516,585)		483,884
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Institutional Class	15,795	15,795
Fidelity Short-Term Bond Fund	2,009	16,050
TOTAL SHORT-TERM FUNDS (Cost $32,519)		31,845
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,904,772)		$ 1,522,443
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,522,443	$ 1,522,443	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,951,725. Net unrealized depreciation aggregated $429,282, of which $13,604 related to appreciated investment securities and $442,886 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Income Replacement 2042 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class C
and Institutional Class
are classes of Fidelity Income Replacement 2042 FundSM

1.867291.101

ARW42-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 53.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,825	$ 98,049
Fidelity Disciplined Equity Fund	5,864	97,338
Fidelity Equity-Income Fund	3,443	103,235
Fidelity Large Cap Core Enhanced Index Fund	25,659	156,517
Fidelity Series 100 Index Fund	18,553	117,071
Fidelity Series Broad Market Opportunities Fund	26,675	167,518
Fidelity Series Small Cap Opportunities Fund	11,860	69,383
TOTAL DOMESTIC EQUITY FUNDS		809,111
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,767	197,603
TOTAL EQUITY FUNDS (Cost $1,355,668)		1,006,714
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	8,872	55,270
Fidelity Strategic Income Fund	5,605	51,789
TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,059

	Shares	Value
Investment Grade Fixed-Income Funds - 24.8%
Fidelity Government Income Fund	6,755	$ 72,953
Fidelity Strategic Real Return Fund	10,698	76,812
Fidelity Total Bond Fund	23,851	227,060
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		376,825
TOTAL FIXED-INCOME FUNDS (Cost $516,585)		483,884
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Institutional Class	15,795	15,795
Fidelity Short-Term Bond Fund	2,009	16,050
TOTAL SHORT-TERM FUNDS (Cost $32,519)		31,845
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,904,772)		$ 1,522,443
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,522,443	$ 1,522,443	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,951,725. Net unrealized depreciation aggregated $429,282, of which $13,604 related to appreciated investment securities and $442,886 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Government
Income Fund

April 30, 2009

1.800340.105

SLM-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 78.2%
	Principal Amount (000s)	Value (000s)
Other Government Related - 4.4%
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (d)	$ 22,000	$ 21,943
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (d)	10,000	10,021
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	15,000	15,118
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (d)	5,240	5,273
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	20,000	20,763
TOTAL OTHER GOVERNMENT RELATED		73,118
U.S. Government Agency Obligations - 30.4%
Fannie Mae:
1.375% 4/28/11	14,350	14,380
1.75% 3/23/11	69,950	70,629
1.875% 4/20/12	13,100	13,144
2.75% 3/13/14	35,660	36,058
2.875% 10/12/10	20,080	20,651
3% 7/12/10	3,000	3,073
3.25% 8/12/10	9,973	10,259
3.375% 5/19/11	38,525	40,187
3.625% 8/15/11	38,000	39,873
4.75% 11/19/12	16,010	17,523
4.875% 5/18/12	3,510	3,830
5% 2/16/12	15,040	16,380
6% 5/15/11	8,545	9,370
Federal Home Loan Bank:
2.25% 4/13/12	12,000	12,161
3.625% 10/18/13 (b)	34,085	35,681
5.125% 8/14/13	1,000	1,112
Freddie Mac:
1.5% 1/7/11	24,690	24,823
2.125% 3/23/12	4,950	5,001
2.5% 4/23/14	22,240	22,206
3.25% 7/16/10	3,221	3,309
4.125% 7/12/10	1,300	1,352
4.875% 11/15/13	650	720
4.875% 6/13/18	8,073	8,884
5% 2/16/17	7,000	7,662
5.125% 4/18/11	2,000	2,145
5.125% 11/17/17	34,395	38,334
5.25% 7/18/11	12,000	12,997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.5% 8/23/17	$ 3,907	$ 4,429
6.875% 9/15/10	2,000	2,149
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	5,809	6,031
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,799
5.66% 9/15/11 (c)	9,000	9,852
5.685% 5/15/12	3,915	4,361
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	2,190	2,214
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		504,579
U.S. Treasury Obligations - 43.4%
U.S. Treasury Bonds 9.125% 5/15/18	4,360	6,395
U.S. Treasury Notes:
0.875% 3/31/11 (e)	2,300	2,299
0.875% 4/30/11	67,084	67,026
1.125% 1/15/12	16,000	15,940
1.25% 11/30/10	26,211	26,409
1.5% 12/31/13	9,659	9,481
1.875% 2/28/14	320	318
1.875% 4/30/14 (e)	75,446	74,882
2% 11/30/13	6,867	6,897
2.625% 4/30/16	75,040	74,712
2.75% 2/28/13	23,958	24,967
2.75% 10/31/13	61,000	63,326
2.75% 2/15/19	24,615	23,842
3.125% 8/31/13	39,785	41,961
3.125% 9/30/13	54,650	57,630
3.375% 6/30/13	26,378	28,115
3.375% 7/31/13	24,100	25,695
3.5% 5/31/13	1,950	2,087
3.5% 2/15/18	12,990	13,472
3.75% 11/15/18	42,556	44,740
3.875% 5/15/18	2,578	2,747
4% 2/15/15	25,524	27,923
4% 8/15/18 (g)	16,670	17,884
4.25% 11/15/14	11,620	12,903
4.25% 11/15/17	6,260	6,866
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17	$ 19,369	$ 21,621
4.625% 7/31/12	4,545	5,000
4.625% 2/15/17	14,625	16,469
TOTAL U.S. TREASURY OBLIGATIONS		721,607
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,279,775)		1,299,304
U.S. Government Agency - Mortgage Securities - 13.0%

Fannie Mae - 8.1%
3.891% 2/1/33 (h)	52	53
3.915% 7/1/35 (h)	221	224
3.994% 3/1/35 (h)	416	420
4% 9/1/13 to 5/1/20	2,141	2,192
4.108% 5/1/35 (h)	7,990	8,093
4.182% 5/1/34 (h)	584	592
4.276% 7/1/33 (h)	11,664	11,979
4.296% 8/1/35 (h)	1,122	1,138
4.302% 3/1/33 (h)	34	35
4.324% 7/1/35 (h)	227	231
4.402% 7/1/35 (h)	1,508	1,531
4.416% 10/1/33 (h)	317	327
4.424% 7/1/36 (h)	215	219
4.432% 3/1/35 (h)	131	134
4.491% 7/1/35 (h)	27	27
4.5% 3/1/18 to 11/1/19	2,129	2,209
4.501% 10/1/33 (h)	23	23
4.512% 11/1/36 (h)	351	360
4.533% 11/1/33 (h)	131	135
4.538% 2/1/35 (h)	2,056	2,101
4.541% 10/1/35 (h)	1,241	1,266
4.544% 3/1/37 (h)	4,621	4,737
4.548% 10/1/33 (h)	51	52
4.595% 3/1/35 (h)	11	11
4.595% 7/1/35 (h)	999	1,024
4.636% 10/1/35 (h)	116	118
4.647% 4/1/35 (h)	739	756
4.667% 7/1/35 (h)	66	68
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.697% 2/1/35 (h)	$ 981	$ 1,005
4.702% 2/1/35 (h)	413	425
4.713% 8/1/33 (h)	63	64
4.715% 11/1/35 (h)	417	430
4.739% 10/1/35 (h)	1,134	1,155
4.765% 2/1/34 (h)	19	19
4.786% 7/1/35 (h)	325	335
4.809% 2/1/36 (h)	867	891
4.851% 3/1/33 (h)	169	172
4.863% 5/1/35 (h)	168	170
4.893% 8/1/35 (h)	729	753
4.897% 2/1/36 (h)	912	938
4.909% 1/1/35 (h)	234	238
4.967% 7/1/34 (h)	28	28
4.987% 2/1/34 (h)	492	509
4.987% 7/1/35 (h)	744	759
4.994% 2/1/35 (h)	371	378
5% 2/1/16 to 4/1/22	470	487
5.014% 12/1/32 (h)	473	480
5.045% 10/1/35 (h)	406	417
5.075% 4/1/35 (h)	771	793
5.085% 9/1/34 (h)	54	55
5.098% 10/1/35 (h)	307	319
5.101% 3/1/35 (h)	42	42
5.15% 6/1/35 (h)	260	263
5.166% 8/1/34 (h)	444	453
5.185% 3/1/35 (h)	41	41
5.265% 7/1/35 (h)	2,003	2,065
5.31% 12/1/34 (h)	71	72
5.342% 2/1/37 (h)	216	223
5.373% 2/1/37 (h)	935	961
5.453% 2/1/37 (h)	1,340	1,385
5.498% 6/1/47 (h)	158	163
5.5% 7/1/11 to 6/1/20	22,126	23,178
5.509% 4/1/36 (h)	10,861	11,302
5.509% 11/1/36 (h)	359	369
5.516% 4/1/36 (h)	381	396
5.601% 7/1/36 (h)	7,565	7,881
5.623% 4/1/36 (h)	950	986
5.658% 2/1/36 (h)	233	241
5.762% 3/1/36 (h)	1,813	1,883
5.793% 5/1/36 (h)	1,330	1,382
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.82% 9/1/36 (h)	$ 361	$ 369
5.869% 5/1/36 (h)	222	231
5.884% 12/1/36 (h)	350	366
6% 5/1/12 to 3/1/31	11,531	12,150
6.003% 4/1/36 (h)	3,809	3,969
6.124% 4/1/36 (h)	346	360
6.22% 3/1/37 (h)	119	124
6.247% 6/1/36 (h)	57	58
6.292% 6/1/36 (h)	9,452	9,861
6.5% 6/1/16 to 7/1/32	1,520	1,623
7% 3/1/12 to 9/1/14	181	186
9% 2/1/13	45	47
9.5% 11/15/09	20	20
10.25% 10/1/09 to 10/1/18	4	5
11% 8/1/10 to 1/1/16	98	102
11.25% 5/1/14 to 1/1/16	36	41
11.5% 9/1/11 to 6/15/19	101	110
12.25% 8/1/13	2	3
12.5% 9/1/12 to 7/1/16	107	122
12.75% 10/1/11 to 6/1/15	40	42
13% 7/1/13 to 7/1/15	47	54
13.25% 9/1/11	33	36
13.5% 11/1/14 to 12/1/14	12	14
15% 4/1/12	2	2
		134,056
Freddie Mac - 4.9%
3.155% 2/1/34 (h)	71	72
3.479% 3/1/35 (h)	207	210
3.758% 5/1/35 (h)	587	595
3.994% 7/1/33 (h)	6,997	7,095
4% 1/1/19 to 11/1/20	3,463	3,544
4.009% 4/1/34 (h)	1,034	1,044
4.02% 6/1/33 (h)	275	277
4.305% 6/1/35 (h)	104	107
4.327% 12/1/33 (h)	606	617
4.485% 1/1/35 (h)	96	98
4.486% 5/1/35 (h)	422	430
4.499% 7/1/35 (h)	376	381
4.542% 5/1/38 (h)	23,532	24,405
4.707% 11/1/35 (h)	350	356
4.751% 9/1/36 (h)	249	254
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.774% 3/1/35 (h)	$ 213	$ 215
4.793% 2/1/36 (h)	94	97
4.834% 9/1/35 (h)	11,461	11,863
4.941% 1/1/35 (h)	804	823
5% 5/1/24 (e)(f)	4,700	4,858
5.027% 7/1/35 (h)	1,319	1,348
5.076% 7/1/35 (h)	320	331
5.233% 10/1/35 (h)	384	393
5.257% 2/1/36 (h)	36	38
5.308% 3/1/33 (h)	11	11
5.414% 10/1/36 (h)	387	400
5.437% 4/1/37 (h)	140	143
5.474% 3/1/37 (h)	134	137
5.483% 1/1/36 (h)	361	373
5.5% 8/1/14 to 11/1/20	2,266	2,367
5.52% 1/1/36 (h)	481	498
5.598% 3/1/36 (h)	1,489	1,539
5.695% 10/1/35 (h)	101	106
5.74% 5/1/37 (h)	1,673	1,733
5.777% 3/1/37 (h)	697	708
5.78% 4/1/37 (h)	746	766
5.8% 5/1/37 (h)	969	1,002
5.812% 6/1/37 (h)	586	609
5.832% 5/1/37 (h)	244	250
5.846% 5/1/37 (h)	119	124
5.951% 4/1/36 (h)	2,616	2,709
6% 7/1/16 to 2/1/19	2,546	2,680
6.072% 6/1/36 (h)	466	485
6.095% 12/1/36 (h)	1,719	1,770
6.141% 2/1/37 (h)	270	281
6.142% 12/1/36 (h)	527	548
6.251% 7/1/36 (h)	241	250
6.418% 6/1/37 (h)	69	72
6.5% 12/1/21	710	756
6.614% 8/1/37 (h)	462	482
7.481% 4/1/37 (h)	33	34
9% 7/1/16	23	25
9.5% 7/1/16 to 8/1/21	188	207
10% 7/1/09 to 3/1/21	342	381
10.5% 9/1/09 to 5/1/21	7	7
11% 9/1/20	14	16
11.25% 2/1/10 to 6/1/14	42	46
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
11.5% 10/1/15 to 8/1/19	$ 34	$ 38
12% 10/1/09 to 11/1/19	70	76
12.25% 12/1/11 to 8/1/15	35	38
12.5% 10/1/09 to 6/1/19	333	372
12.75% 2/1/10 to 10/1/10	2	2
13% 9/1/10 to 5/1/17	53	60
13.25% 11/1/10 to 10/1/13	20	23
13.5% 11/1/10 to 8/1/11	12	12
14% 11/1/12 to 4/1/16	4	4
14.5% 12/1/10	0*	0*
14.75% 3/1/10	0*	0*
		81,591
Government National Mortgage Association - 0.0%
8% 12/15/23	318	339
8.5% 6/15/16 to 2/15/17	4	4
10.5% 9/15/15 to 10/15/21	541	619
10.75% 12/15/09 to 3/15/10	2	2
11% 5/20/16 to 1/20/21	36	41
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	27	29
13.25% 8/15/14	8	9
13.5% 7/15/11 to 12/15/14	4	4
14% 6/15/11	4	4
		1,052
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $210,763)		216,699
Asset-Backed Securities - 0.0%

Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24 (Cost $597)	597	625
Collateralized Mortgage Obligations - 4.5%

U.S. Government Agency - 4.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.24% 4/25/24 (h)	2,688	2,219
Series 2007-95 Class A1, 0.6875% 8/27/36 (h)	843	779
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	$ 63	$ 70
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,395
Series 2003-28 Class KG, 5.5% 4/25/23	725	730
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.4175% 8/25/31 (h)	521	519
Series 2002-60 Class FV, 1.4375% 4/25/32 (h)	187	187
Series 2002-74 Class FV, 0.8875% 11/25/32 (h)	2,735	2,691
Series 2002-75 Class FA, 1.4375% 11/25/32 (h)	384	383
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	479	505
Series 2002-16 Class PG, 6% 4/25/17	994	1,045
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	2,047
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,317
Series 2002-9 Class PC, 6% 3/25/17	73	78
Series 2003-122 Class OL, 4% 12/25/18	880	896
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,480
Series 2004-80 Class LD, 4% 1/25/19	980	1,002
Series 2004-81:
Class KC, 4.5% 4/25/17	690	707
Class KD, 4.5% 7/25/18	1,315	1,377
Series 2005-52 Class PB, 6.5% 12/25/34	1,200	1,284
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	289	303
Series 2002-57 Class BD, 5.5% 9/25/17	261	275
Series 2004-19 Class AY, 4% 4/25/19	10,000	9,876
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.8513% 11/15/32 (h)	592	580
Series 2630 Class FL, 0.9513% 6/15/18 (h)	58	57
Series 2925 Class CQ, 0% 1/15/35 (h)	237	205
Series 3344 Class FT, 0.8013% 7/15/34 (h)	14,172	13,822
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	301	319
Series 2376 Class JE, 5.5% 11/15/16	278	291
Series 2381 Class OG, 5.5% 11/15/16	214	225
Series 2425 Class JH, 6% 3/15/17	371	393
Series 2628 Class OE, 4.5% 6/15/18	705	726
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640 Class GE, 4.5% 7/15/18	$ 3,690	$ 3,835
Series 2695 Class DG, 4% 10/15/18	1,635	1,643
Series 2802 Class OB, 6% 5/15/34	1,355	1,434
Series 2810 Class PD, 6% 6/15/33	1,020	1,068
Series 2831 Class PB, 5% 7/15/19	1,975	2,083
Series 2866 Class XE, 4% 12/15/18	1,875	1,920
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,818	1,914
Series 2570 Class CU, 4.5% 7/15/17	140	145
Series 2572 Class HK, 4% 2/15/17	186	190
Series 2617 Class GW, 3.5% 6/15/16	342	342
Series 2729 Class GB, 5% 1/15/19	1,000	1,060
Series 2860 Class CP, 4% 10/15/17	134	137
Series 2998 Class LY, 5.5% 7/15/25	295	288
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,157
Series 3013 Class VJ, 5% 1/15/14	1,513	1,583
Series 2715 Class NG, 4.5% 12/15/18	890	921
Series 2769 Class BU, 5% 3/15/34	922	919
Series 2975 Class NA, 5% 7/15/23	219	221
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,342)		74,643
Cash Equivalents - 8.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) #	$ 99,020	99,020
0.18%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (a)	36,295	36,295
TOTAL CASH EQUIVALENTS (Cost $135,315)		135,315
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,699,792)		1,726,586
NET OTHER ASSETS - (3.9)%		(64,449)
NET ASSETS - 100%		$ 1,662,137
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
192 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 41,769	$ 200
The face value of futures purchased as a percentage of net assets - 2.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	$ (558)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	6,750	207
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	8,800	273
		$ 17,350	$ (78)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,852,000 or 0.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $73,118,000 or 4.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $290,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
*Amount represents less than $1,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$99,020,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 17,563
Barclays Capital, Inc.	2,809
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Credit Suisse Securities (USA) LLC	$ 3,649
Deutsche Bank Securities, Inc.	37,085
HSBC Securities (USA), Inc.	28,094
Mizuho Securities (USA), Inc.	2,809
Societe Generale, New York Branch	7,011
$ 99,020
$36,295,000 due 5/01/09 at 0.18%
Bank of America, NA	$ 36,295

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,726,586	$ -	$ 1,726,586	$ -
Other Financial Instruments*	$ 148	$ 200	$ (52)	$ -
*Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 140
Total Realized Gain (Loss)	4
Total Unrealized Gain (Loss)	65
Cost of Purchases	20
Proceeds of Sales	(24)
Amortization/Accretion	-
Transfer in/out of Level 3	(205)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,699,570,000. Net unrealized appreciation aggregated $27,016,000, of which $32,764,000 related to appreciated investment securities and $5,748,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

April 30, 2009

1.800362.105

ULB-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,017,830
FINANCIALS - 5.9%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 1.346% 2/23/10 (d)	1,500,000	1,487,942
Commercial Banks - 2.1%
American Express Bank FSB 0.4975% 4/26/10 (d)	315,000	296,845
Sovereign Bank 2.88% 8/1/13 (d)	500,000	362,084
Wells Fargo & Co.:
1.3969% 9/23/09 (d)	2,000,000	1,979,460
1.42% 9/15/09 (d)	2,200,000	2,193,985
		4,832,374
Consumer Finance - 1.0%
Capital One Financial Corp. 1.5725% 9/10/09 (d)	315,000	306,892
General Electric Capital Corp. 1.42% 6/15/09 (d)	1,900,000	1,899,293
		2,206,185
Diversified Financial Services - 0.7%
BP Capital Markets PLC 2.3156% 3/17/11 (d)	1,500,000	1,519,815
Insurance - 0.6%
Metropolitan Life Global Funding I 1.9722% 6/25/10 (a)(d)	1,500,000	1,423,433
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	1,983,802
TOTAL FINANCIALS		13,453,551
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Pfizer, Inc. 3.1728% 3/15/11 (d)	1,000,000	1,025,915
TOTAL NONCONVERTIBLE BONDS (Cost $15,641,209)		15,497,296
U.S. Government and Government Agency Obligations - 62.2%

Other Government Related - 3.3%
Bank of America Corp. 1.3394% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,515,875
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	469,864
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	$ 590,000	$ 594,654
Goldman Sachs Group, Inc.:
1.4913% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,017,402
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,007,853
JPMorgan Chase & Co. 1.3306% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,070
TOTAL OTHER GOVERNMENT RELATED		7,608,718
U.S. Government Agency Obligations - 36.8%
Fannie Mae:
0% 9/25/09	30,000,000	29,975,490
0% 11/6/09	5,000,000	4,990,088
1.75% 3/23/11	5,000,000	5,048,530
3.25% 2/10/10	16,000,000	16,317,472
Federal Home Loan Bank 0% 5/27/09	15,000,000	14,999,130
Freddie Mac:
1.625% 4/26/11	1,000,000	1,006,243
4.875% 2/9/10	11,500,000	11,871,232
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,208,185
U.S. Treasury Obligations - 22.1%
U.S. Treasury Bills, yield at date of purchase 0.31% 7/9/09 (c)	10,000,000	9,998,140
U.S. Treasury Notes 3.5% 8/15/09	40,000,000	40,387,514
TOTAL U.S. TREASURY OBLIGATIONS		50,385,654
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $141,577,105)		142,202,557
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 2.5%
4.347% 11/1/34 (d)	254,389	259,556
4.402% 6/1/35 (d)	1,987,528	2,030,385
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.402% 7/1/35 (d)	$ 1,262,715	$ 1,282,213
4.541% 10/1/35 (d)	2,126,935	2,169,327
TOTAL FANNIE MAE		5,741,481
Freddie Mac - 1.9%
4.305% 6/1/35 (d)	1,343,282	1,375,655
4.482% 4/1/35 (d)	1,938,380	1,980,443
4.702% 11/1/35 (d)	961,055	989,887
TOTAL FREDDIE MAC		4,345,985
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,073,475)		10,087,466
Asset-Backed Securities - 5.0%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.4125% 11/25/33 (d)	113,099	58,777
Series 2003-HS1 Class M2, 3.0625% 6/25/33 (d)	48,071	31,935
Series 2004-HE1 Class M1, 0.9375% 2/25/34 (d)	39,908	34,554
Series 2006-HE2:
Class M3, 0.7775% 5/25/36 (d)	240,000	4,834
Class M4, 0.8375% 5/25/36 (d)	200,000	3,410
Class M5, 0.8775% 5/25/36 (d)	149,860	1,512
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 1.0975% 11/25/34 (d)	507,544	161,909
Series 2004-R9 Class M2, 1.0875% 10/25/34 (d)	720,000	267,614
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	2,000,000	2,028,781
Capital Trust Ltd. Series 2004-1:
Class A2, 0.8969% 7/20/39 (a)(d)	265,000	66,250
Class B, 1.1969% 7/20/39 (a)(d)	140,000	19,600
Class C, 1.5469% 7/20/39 (a)(d)	180,000	16,200
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.6269% 5/20/17 (a)(d)	244,479	178,436
Chase Issuance Trust Series 2007-14 Class A, 0.7013% 9/15/11 (d)	2,000,000	1,996,448
Citibank Credit Card Issuance Trust Series 2004-A3 Class A3, 1.1694% 7/25/11 (d)	1,000,000	995,940
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2005-B Class A4A, 0.5113% 5/16/11 (d)	$ 781,559	$ 775,289
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.2975% 5/25/33 (d)	13,337	6,785
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8491% 5/28/35 (d)	80,751	50,161
Class AB3, 1.012% 5/28/35 (d)	32,052	18,652
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2625% 3/25/34 (d)	3,188	1,266
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 0.8675% 1/25/35 (d)	72,117	66,066
Class M4, 1.1175% 1/25/35 (d)	125,000	54,638
Series 2006-A:
Class M4, 0.8375% 5/25/36 (d)	685,000	5,077
Class M5, 0.9375% 5/25/36 (d)	359,966	813
GSAMP Trust:
Series 2003-FM1 Class M1, 1.6769% 3/20/33 (d)	392,912	223,336
Series 2006-NC2 Class M4, 0.7875% 6/25/36 (d)	1,541,000	6,935
Series 2007-HE1 Class M1, 0.6875% 3/25/47 (d)	335,000	12,864
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.5175% 5/25/30 (a)(d)	650,741	162,685
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3175% 2/25/33 (d)	14	2
Series 2003-5:
Class A2, 1.1375% 12/25/33 (d)	10,566	2,803
Class M1, 1.4875% 12/25/33 (d)	115,119	62,200
Series 2003-7 Class A2, 1.1975% 3/25/34 (d)	2,079	301
Household Home Equity Loan Trust Series 2004-1 Class M, 1.065% 9/20/33 (d)	80,636	52,043
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.4713% 8/15/12 (d)	2,500,000	2,470,427
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.9075% 8/25/35 (d)	39,863	29,897
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.7775% 8/25/34 (d)	65,756	9,559
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.4175% 2/25/33 (d)	14,114	11,560
Ocala Funding LLC Series 2006-1A Class A, 1.8469% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.8875% 9/25/34 (d)	435,000	41,912
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WWF1 Class M4, 1.5375% 1/25/35 (d)	$ 945,000	$ 180,612
Series 2005-WCH1 Class M3, 0.9975% 1/25/35 (d)	425,000	139,321
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2375% 4/25/33 (d)	1,451	225
SLMA Student Loan Trust Series 2004-10 Class A3, 1.1819% 10/25/16 (d)	624,629	622,189
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.6275% 1/25/37 (a)(d)	1,000,000	289,378
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.8675% 9/25/34 (d)	21,802	4,929
Series 2003-6HE Class A1, 0.9075% 11/25/33 (d)	17,086	4,422
TOTAL ASSET-BACKED SECURITIES (Cost $20,173,331)		11,529,597
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 2.3%
Bear Stearns ALT-A Trust floater Series 2005-2 Class 1A1, 0.6875% 3/25/35 (d)	371,043	179,780
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 0.8375% 2/25/35 (d)	130,179	77,538
Series 2004-4 Class 5A2, 0.8375% 3/25/35 (d)	21,345	9,948
Series 2005-1 Class 5A2, 0.7675% 5/25/35 (d)	82,751	38,589
Series 2005-10 Class 5A2, 0.7575% 1/25/36 (d)	637,714	294,316
Series 2005-2:
Class 6A2, 0.7175% 6/25/35 (d)	23,919	10,801
Class 6M2, 0.9175% 6/25/35 (d)	1,375,000	262,657
Series 2005-5 Class 6A2, 0.6675% 9/25/35 (d)	373,895	211,456
Series 2005-8 Class 7A2, 0.7175% 11/25/35 (d)	290,129	164,634
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.1775% 6/25/34 (d)	16,181	8,244
Series 2004-AR6 Class 9A2, 1.1775% 10/25/34 (d)	22,313	11,112
Series 2004-AR7 Class 6A2, 1.1975% 8/25/34 (d)	28,287	12,463
Series 2004-AR8 Class 8A2, 1.1975% 9/25/34 (d)	18,730	9,416
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.5975% 3/25/37 (d)	1,375,000	395,221
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (d)	49,697	24,387
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.7675% 12/20/34 (d)	$ 400,277	$ 208,713
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.8875% 10/25/34 (d)	284,945	159,494
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.1775% 3/25/35 (d)	201,356	53,125
Series 2005-1:
Class M4, 1.1875% 4/25/35 (d)	28,922	4,220
Class M5, 1.2075% 4/25/35 (d)	28,922	3,566
Class M6, 1.2575% 4/25/35 (d)	34,471	3,764
Series 2005-4 Class 1B1, 1.7375% 5/25/35 (d)	111,793	9,795
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8275% 9/26/45 (a)(d)	327,609	145,649
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.9275% 11/25/34 (d)	28,840	8,924
Series 2005-1 Class 1A1, 0.7075% 3/25/35 (d)	47,660	26,469
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 2.1613% 3/25/28 (d)	19,149	11,552
Series 2003-D Class A, 0.7475% 8/25/28 (d)	253,813	159,545
Series 2003-E Class A2, 2.0813% 10/25/28 (d)	90,137	53,746
Series 2005-A Class A2, 2.0013% 2/25/30 (d)	169,255	106,627
Series 2005-B Class A2, 2.7988% 7/25/30 (d)	184,421	107,972
Series 2006-MLN1 Class M4, 0.7975% 7/25/37 (d)	1,015,000	3,959
MortgageIT Trust floater Series 2004-2:
Class A1, 0.8075% 12/25/34 (d)	226,513	133,366
Class A2, 0.8875% 12/25/34 (d)	305,962	191,396
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.585% 10/25/35 (d)	474,829	350,616
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (d)	235,020	150,210
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (d)	73,719	46,691
Series 2004-10 Class A4, 4.5188% 11/20/34 (d)	188,815	116,460
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (d)	315,677	189,413
Series 2004-4 Class A, 4.4388% 5/20/34 (d)	225,058	129,634
Series 2004-5 Class A3, 2.9113% 6/20/34 (d)	87,903	50,216
Series 2004-6 Class A3A, 2.1613% 7/20/34 (d)	93,678	60,104
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (d)	112,898	67,695
Class A3B, 2.1388% 7/20/34 (d)	219,219	128,559
Series 2005-1 Class A2, 1.7513% 2/20/35 (d)	181,721	109,029
Series 2005-2 Class A2, 2.03% 3/20/35 (d)	240,979	140,061
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2375% 9/25/36 (d)	$ 330,000	$ 4,191
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8375% 9/25/33 (a)(d)	56,082	23,940
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (d)	1,000,000	456,117
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.5175% 9/25/46 (d)	96,096	91,961
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,567,651)		5,217,341
Commercial Mortgage Securities - 0.3%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 1.102% 8/15/19 (a)(d)	420,000	231,000
Series 2006-XLF Class C, 1.652% 7/15/19 (a)(d)	570,000	57,000
Series 2007-XLFA Class B, 0.582% 10/15/20 (a)(d)	440,000	132,000
Series 2007-XLC1:
Class C, 1.0513% 7/17/17 (a)(d)	803,413	64,273
Class D, 1.1513% 7/17/17 (a)(d)	378,077	26,465
Class E, 1.2513% 7/17/17 (a)(d)	305,370	18,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.92% 3/24/18 (a)(d)	71,013	63,912
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,982,943)		592,972
Certificates of Deposit - 1.8%

Bank Tokyo-Mitsubishi UFJ Ltd. yankee 0.77% 6/30/09	2,000,000	1,999,797
Sumitomo Mitsui Banking Corp. yankee 0.8% 7/27/09	2,000,000	1,998,927
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,000,000)		3,998,724
Commercial Paper - 13.1%

Bank of Nova Scotia yankee 0.76% 5/12/09	4,000,000	3,999,727
BNP Paribas Finance, Inc. yankee 0.89% 6/3/09	2,000,000	1,999,292
Calyon North America yankee 1.03% 5/19/09	2,000,000	1,999,712
CBA Finance, Inc. yankee 0.75% 6/2/09	2,000,000	1,999,329
Commercial Paper - continued
	Principal Amount	Value
Dakota Notes (Citibank Credit Card Issuance Trust) 1.15% 5/4/09	$ 2,000,000	$ 1,999,862
Danske Corp. yankee 0.76% 7/24/09	2,000,000	1,995,882
Emerald Notes (BA Credit Card Trust) 1.15% 5/11/09	2,000,000	1,999,621
Lloyds TSB Bank PLC yankee 1.15% 5/11/09	5,000,000	4,999,649
Natexis Banques Populaires US Finance Co. LLC yankee 1.18% 5/11/09	2,000,000	1,999,859
Nationwide Building Society yankee 1.42% 6/8/09	2,000,000	1,999,029
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	3,000,000	2,997,705
Societe Generale North America, Inc. yankee 0.86% 5/26/09	2,000,000	1,999,535
TOTAL COMMERCIAL PAPER (Cost $29,975,849)		29,989,202
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $14,679,000)	$ 14,679,062	14,679,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $251,670,563)		233,794,155
NET OTHER ASSETS - (2.3)%		(5,209,673)
NET ASSETS - 100%		$ 228,584,482
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2009	$ 19,952,750	$ 11,816
20 Eurodollar 90 Day Index Contracts	Sept. 2009	19,950,250	14,191
10 Eurodollar 90 Day Index Contracts	Dec. 2009	9,970,125	6,221
TOTAL EURODOLLAR CONTRACTS		$ 49,873,125	$ 32,228

The face value of futures purchased as a percentage of net assets - 21.8%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,275,593 or 1.4% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $7,608,718 or 3.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,981.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,679,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,603,536
Barclays Capital, Inc.	416,475
Credit Suisse Securities (USA) LLC	540,967
Deutsche Bank Securities, Inc.	5,497,472
HSBC Securities (USA), Inc.	4,164,752
Mizuho Securities USA, Inc.	416,475
Societe Generale, New York Branch	1,039,323
$ 14,679,000
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 233,794,155	$ -	$ 231,465,348	$ 2,328,807
Other Financial Instruments*	$ 32,228	$ 32,228	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(179,439)
Total Unrealized Gain (Loss)	(3,559,217)
Cost of Purchases	-
Proceeds of Sales	(478,228)
Amortization/Accretion	(82,718)
Transfer in/out of Level 3	1,961,089
Ending Balance	$ 2,328,807

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $251,589,215. Net unrealized depreciation aggregated $17,795,060, of which $888,288 related to appreciated investment securities and $18,683,348 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

April 30, 2009

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.816726.104

AUSB-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Comcast Corp. 5.85% 1/15/10	$ 1,000,000	$ 1,017,830
FINANCIALS - 5.9%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 1.346% 2/23/10 (d)	1,500,000	1,487,942
Commercial Banks - 2.1%
American Express Bank FSB 0.4975% 4/26/10 (d)	315,000	296,845
Sovereign Bank 2.88% 8/1/13 (d)	500,000	362,084
Wells Fargo & Co.:
1.3969% 9/23/09 (d)	2,000,000	1,979,460
1.42% 9/15/09 (d)	2,200,000	2,193,985
		4,832,374
Consumer Finance - 1.0%
Capital One Financial Corp. 1.5725% 9/10/09 (d)	315,000	306,892
General Electric Capital Corp. 1.42% 6/15/09 (d)	1,900,000	1,899,293
		2,206,185
Diversified Financial Services - 0.7%
BP Capital Markets PLC 2.3156% 3/17/11 (d)	1,500,000	1,519,815
Insurance - 0.6%
Metropolitan Life Global Funding I 1.9722% 6/25/10 (a)(d)	1,500,000	1,423,433
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,000,000	1,983,802
TOTAL FINANCIALS		13,453,551
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Pfizer, Inc. 3.1728% 3/15/11 (d)	1,000,000	1,025,915
TOTAL NONCONVERTIBLE BONDS (Cost $15,641,209)		15,497,296
U.S. Government and Government Agency Obligations - 62.2%

Other Government Related - 3.3%
Bank of America Corp. 1.3394% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,515,875
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	469,864
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	$ 590,000	$ 594,654
Goldman Sachs Group, Inc.:
1.4913% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,017,402
1.7% 3/15/11 (FDIC Guaranteed) (b)	1,000,000	1,007,853
JPMorgan Chase & Co. 1.3306% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,070
TOTAL OTHER GOVERNMENT RELATED		7,608,718
U.S. Government Agency Obligations - 36.8%
Fannie Mae:
0% 9/25/09	30,000,000	29,975,490
0% 11/6/09	5,000,000	4,990,088
1.75% 3/23/11	5,000,000	5,048,530
3.25% 2/10/10	16,000,000	16,317,472
Federal Home Loan Bank 0% 5/27/09	15,000,000	14,999,130
Freddie Mac:
1.625% 4/26/11	1,000,000	1,006,243
4.875% 2/9/10	11,500,000	11,871,232
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,208,185
U.S. Treasury Obligations - 22.1%
U.S. Treasury Bills, yield at date of purchase 0.31% 7/9/09 (c)	10,000,000	9,998,140
U.S. Treasury Notes 3.5% 8/15/09	40,000,000	40,387,514
TOTAL U.S. TREASURY OBLIGATIONS		50,385,654
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $141,577,105)		142,202,557
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 2.5%
4.347% 11/1/34 (d)	254,389	259,556
4.402% 6/1/35 (d)	1,987,528	2,030,385
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.402% 7/1/35 (d)	$ 1,262,715	$ 1,282,213
4.541% 10/1/35 (d)	2,126,935	2,169,327
TOTAL FANNIE MAE		5,741,481
Freddie Mac - 1.9%
4.305% 6/1/35 (d)	1,343,282	1,375,655
4.482% 4/1/35 (d)	1,938,380	1,980,443
4.702% 11/1/35 (d)	961,055	989,887
TOTAL FREDDIE MAC		4,345,985
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,073,475)		10,087,466
Asset-Backed Securities - 5.0%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.4125% 11/25/33 (d)	113,099	58,777
Series 2003-HS1 Class M2, 3.0625% 6/25/33 (d)	48,071	31,935
Series 2004-HE1 Class M1, 0.9375% 2/25/34 (d)	39,908	34,554
Series 2006-HE2:
Class M3, 0.7775% 5/25/36 (d)	240,000	4,834
Class M4, 0.8375% 5/25/36 (d)	200,000	3,410
Class M5, 0.8775% 5/25/36 (d)	149,860	1,512
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 1.0975% 11/25/34 (d)	507,544	161,909
Series 2004-R9 Class M2, 1.0875% 10/25/34 (d)	720,000	267,614
Bank of America Credit Card Master Trust Series 2008-A9 Class A9, 4.07% 7/16/12	2,000,000	2,028,781
Capital Trust Ltd. Series 2004-1:
Class A2, 0.8969% 7/20/39 (a)(d)	265,000	66,250
Class B, 1.1969% 7/20/39 (a)(d)	140,000	19,600
Class C, 1.5469% 7/20/39 (a)(d)	180,000	16,200
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.6269% 5/20/17 (a)(d)	244,479	178,436
Chase Issuance Trust Series 2007-14 Class A, 0.7013% 9/15/11 (d)	2,000,000	1,996,448
Citibank Credit Card Issuance Trust Series 2004-A3 Class A3, 1.1694% 7/25/11 (d)	1,000,000	995,940
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2005-B Class A4A, 0.5113% 5/16/11 (d)	$ 781,559	$ 775,289
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.2975% 5/25/33 (d)	13,337	6,785
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8491% 5/28/35 (d)	80,751	50,161
Class AB3, 1.012% 5/28/35 (d)	32,052	18,652
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2625% 3/25/34 (d)	3,188	1,266
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 0.8675% 1/25/35 (d)	72,117	66,066
Class M4, 1.1175% 1/25/35 (d)	125,000	54,638
Series 2006-A:
Class M4, 0.8375% 5/25/36 (d)	685,000	5,077
Class M5, 0.9375% 5/25/36 (d)	359,966	813
GSAMP Trust:
Series 2003-FM1 Class M1, 1.6769% 3/20/33 (d)	392,912	223,336
Series 2006-NC2 Class M4, 0.7875% 6/25/36 (d)	1,541,000	6,935
Series 2007-HE1 Class M1, 0.6875% 3/25/47 (d)	335,000	12,864
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.5175% 5/25/30 (a)(d)	650,741	162,685
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3175% 2/25/33 (d)	14	2
Series 2003-5:
Class A2, 1.1375% 12/25/33 (d)	10,566	2,803
Class M1, 1.4875% 12/25/33 (d)	115,119	62,200
Series 2003-7 Class A2, 1.1975% 3/25/34 (d)	2,079	301
Household Home Equity Loan Trust Series 2004-1 Class M, 1.065% 9/20/33 (d)	80,636	52,043
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.4713% 8/15/12 (d)	2,500,000	2,470,427
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.9075% 8/25/35 (d)	39,863	29,897
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.7775% 8/25/34 (d)	65,756	9,559
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 1.4175% 2/25/33 (d)	14,114	11,560
Ocala Funding LLC Series 2006-1A Class A, 1.8469% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.8875% 9/25/34 (d)	435,000	41,912
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WWF1 Class M4, 1.5375% 1/25/35 (d)	$ 945,000	$ 180,612
Series 2005-WCH1 Class M3, 0.9975% 1/25/35 (d)	425,000	139,321
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2375% 4/25/33 (d)	1,451	225
SLMA Student Loan Trust Series 2004-10 Class A3, 1.1819% 10/25/16 (d)	624,629	622,189
Structured Asset Securities Corp. Series 2007-GEL1 Class A2, 0.6275% 1/25/37 (a)(d)	1,000,000	289,378
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.8675% 9/25/34 (d)	21,802	4,929
Series 2003-6HE Class A1, 0.9075% 11/25/33 (d)	17,086	4,422
TOTAL ASSET-BACKED SECURITIES (Cost $20,173,331)		11,529,597
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 2.3%
Bear Stearns ALT-A Trust floater Series 2005-2 Class 1A1, 0.6875% 3/25/35 (d)	371,043	179,780
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 0.8375% 2/25/35 (d)	130,179	77,538
Series 2004-4 Class 5A2, 0.8375% 3/25/35 (d)	21,345	9,948
Series 2005-1 Class 5A2, 0.7675% 5/25/35 (d)	82,751	38,589
Series 2005-10 Class 5A2, 0.7575% 1/25/36 (d)	637,714	294,316
Series 2005-2:
Class 6A2, 0.7175% 6/25/35 (d)	23,919	10,801
Class 6M2, 0.9175% 6/25/35 (d)	1,375,000	262,657
Series 2005-5 Class 6A2, 0.6675% 9/25/35 (d)	373,895	211,456
Series 2005-8 Class 7A2, 0.7175% 11/25/35 (d)	290,129	164,634
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 1.1775% 6/25/34 (d)	16,181	8,244
Series 2004-AR6 Class 9A2, 1.1775% 10/25/34 (d)	22,313	11,112
Series 2004-AR7 Class 6A2, 1.1975% 8/25/34 (d)	28,287	12,463
Series 2004-AR8 Class 8A2, 1.1975% 9/25/34 (d)	18,730	9,416
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.5975% 3/25/37 (d)	1,375,000	395,221
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (d)	49,697	24,387
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.7675% 12/20/34 (d)	$ 400,277	$ 208,713
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.8875% 10/25/34 (d)	284,945	159,494
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.1775% 3/25/35 (d)	201,356	53,125
Series 2005-1:
Class M4, 1.1875% 4/25/35 (d)	28,922	4,220
Class M5, 1.2075% 4/25/35 (d)	28,922	3,566
Class M6, 1.2575% 4/25/35 (d)	34,471	3,764
Series 2005-4 Class 1B1, 1.7375% 5/25/35 (d)	111,793	9,795
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8275% 9/26/45 (a)(d)	327,609	145,649
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11 Class 1A4, 0.9275% 11/25/34 (d)	28,840	8,924
Series 2005-1 Class 1A1, 0.7075% 3/25/35 (d)	47,660	26,469
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 2.1613% 3/25/28 (d)	19,149	11,552
Series 2003-D Class A, 0.7475% 8/25/28 (d)	253,813	159,545
Series 2003-E Class A2, 2.0813% 10/25/28 (d)	90,137	53,746
Series 2005-A Class A2, 2.0013% 2/25/30 (d)	169,255	106,627
Series 2005-B Class A2, 2.7988% 7/25/30 (d)	184,421	107,972
Series 2006-MLN1 Class M4, 0.7975% 7/25/37 (d)	1,015,000	3,959
MortgageIT Trust floater Series 2004-2:
Class A1, 0.8075% 12/25/34 (d)	226,513	133,366
Class A2, 0.8875% 12/25/34 (d)	305,962	191,396
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.585% 10/25/35 (d)	474,829	350,616
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (d)	235,020	150,210
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (d)	73,719	46,691
Series 2004-10 Class A4, 4.5188% 11/20/34 (d)	188,815	116,460
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (d)	315,677	189,413
Series 2004-4 Class A, 4.4388% 5/20/34 (d)	225,058	129,634
Series 2004-5 Class A3, 2.9113% 6/20/34 (d)	87,903	50,216
Series 2004-6 Class A3A, 2.1613% 7/20/34 (d)	93,678	60,104
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (d)	112,898	67,695
Class A3B, 2.1388% 7/20/34 (d)	219,219	128,559
Series 2005-1 Class A2, 1.7513% 2/20/35 (d)	181,721	109,029
Series 2005-2 Class A2, 2.03% 3/20/35 (d)	240,979	140,061
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2375% 9/25/36 (d)	$ 330,000	$ 4,191
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8375% 9/25/33 (a)(d)	56,082	23,940
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (d)	1,000,000	456,117
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.5175% 9/25/46 (d)	96,096	91,961
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,567,651)		5,217,341
Commercial Mortgage Securities - 0.3%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 1.102% 8/15/19 (a)(d)	420,000	231,000
Series 2006-XLF Class C, 1.652% 7/15/19 (a)(d)	570,000	57,000
Series 2007-XLFA Class B, 0.582% 10/15/20 (a)(d)	440,000	132,000
Series 2007-XLC1:
Class C, 1.0513% 7/17/17 (a)(d)	803,413	64,273
Class D, 1.1513% 7/17/17 (a)(d)	378,077	26,465
Class E, 1.2513% 7/17/17 (a)(d)	305,370	18,322
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.92% 3/24/18 (a)(d)	71,013	63,912
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,982,943)		592,972
Certificates of Deposit - 1.8%

Bank Tokyo-Mitsubishi UFJ Ltd. yankee 0.77% 6/30/09	2,000,000	1,999,797
Sumitomo Mitsui Banking Corp. yankee 0.8% 7/27/09	2,000,000	1,998,927
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,000,000)		3,998,724
Commercial Paper - 13.1%

Bank of Nova Scotia yankee 0.76% 5/12/09	4,000,000	3,999,727
BNP Paribas Finance, Inc. yankee 0.89% 6/3/09	2,000,000	1,999,292
Calyon North America yankee 1.03% 5/19/09	2,000,000	1,999,712
CBA Finance, Inc. yankee 0.75% 6/2/09	2,000,000	1,999,329
Commercial Paper - continued
	Principal Amount	Value
Dakota Notes (Citibank Credit Card Issuance Trust) 1.15% 5/4/09	$ 2,000,000	$ 1,999,862
Danske Corp. yankee 0.76% 7/24/09	2,000,000	1,995,882
Emerald Notes (BA Credit Card Trust) 1.15% 5/11/09	2,000,000	1,999,621
Lloyds TSB Bank PLC yankee 1.15% 5/11/09	5,000,000	4,999,649
Natexis Banques Populaires US Finance Co. LLC yankee 1.18% 5/11/09	2,000,000	1,999,859
Nationwide Building Society yankee 1.42% 6/8/09	2,000,000	1,999,029
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	3,000,000	2,997,705
Societe Generale North America, Inc. yankee 0.86% 5/26/09	2,000,000	1,999,535
TOTAL COMMERCIAL PAPER (Cost $29,975,849)		29,989,202
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $14,679,000)	$ 14,679,062	14,679,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $251,670,563)		233,794,155
NET OTHER ASSETS - (2.3)%		(5,209,673)
NET ASSETS - 100%		$ 228,584,482
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	June 2009	$ 19,952,750	$ 11,816
20 Eurodollar 90 Day Index Contracts	Sept. 2009	19,950,250	14,191
10 Eurodollar 90 Day Index Contracts	Dec. 2009	9,970,125	6,221
TOTAL EURODOLLAR CONTRACTS		$ 49,873,125	$ 32,228

The face value of futures purchased as a percentage of net assets - 21.8%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,275,593 or 1.4% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $7,608,718 or 3.3% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,981.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,679,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,603,536
Barclays Capital, Inc.	416,475
Credit Suisse Securities (USA) LLC	540,967
Deutsche Bank Securities, Inc.	5,497,472
HSBC Securities (USA), Inc.	4,164,752
Mizuho Securities USA, Inc.	416,475
Societe Generale, New York Branch	1,039,323
$ 14,679,000
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 233,794,155	$ -	$ 231,465,348	$ 2,328,807
Other Financial Instruments*	$ 32,228	$ 32,228	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,320
Total Realized Gain (Loss)	(179,439)
Total Unrealized Gain (Loss)	(3,559,217)
Cost of Purchases	-
Proceeds of Sales	(478,228)
Amortization/Accretion	(82,718)
Transfer in/out of Level 3	1,961,089
Ending Balance	$ 2,328,807

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $251,589,215. Net unrealized depreciation aggregated $17,795,060, of which $888,288 related to appreciated investment securities and $18,683,348 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009